DREMAN CONTRARIAN FUNDS

DREMAN HIGH OPPORTUNITY FUND

Class A – DRLRX

Class C – DRLLX

Institutional – DRLVX

DREMAN CONTRARIAN MID CAP VALUE FUND

Class A – DVMAX

Class C – DVVMX

Institutional – DRMVX

DREMAN CONTRARIAN SMALL CAP VALUE FUND

Class A – DRSAX

Retail – DRSVX

Institutional – DRISX

DREMAN MARKET OVER-REACTION FUND

Class A – DRQAX

Class C – DRQCX

Institutional – DRQLX

DREMAN CONTRARIAN INTERNATIONAL VALUE FUND

Retail - DRIVX

PROSPECTUS

March 1, 2010

Dreman Contrarian Funds

c/o Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, Indiana 46208

(800) 247-1014

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

PAGE

SUMMARY SECTION – DREMAN HIGH OPPORTUNITY FUND	4
Investment Objective	4
Fees and Expenses of the Fund	4
Principal Investment Strategies	6
Principal Risks	6
Performance	7
Portfolio Management	9
Buying and Selling Fund Shares	10
Tax Information	10
Payments to Broker-Dealers and Other Financial Intermediaries	10
SUMMARY SECTION – DREMAN CONTRARIAN MID CAP VALUE FUND	11
Investment Objective	11
Fees and Expenses of the Fund	11
Principal Investment Strategies	12
Principal Risks	13
Performance	14
Portfolio Management	16
Buying and Selling Fund Shares	17
Tax Information	17
Payments to Broker-Dealers and Other Financial Intermediaries	17
SUMMARY SECTION – DREMAN CONTRARIAN SMALL CAP VALUE FUND	18
Investment Objective	18
Fees and Expenses of the Fund	18
Principal Investment Strategies	19
Principal Risks	20
Performance	21
Portfolio Management	23
Buying and Selling Fund Shares	23
Tax Information	23
Payments to Broker-Dealers and Other Financial Intermediaries	24
SUMMARY SECTION – DREMAN MARKET OVER-REACTION FUND	25
Investment Objective	25
Fees and Expenses of the Fund	25
Principal Investment Strategies	26
Principal Risks	27
Performance	32
Portfolio Management	34
Buying and Selling Fund Shares	34
Tax Information	34
Payments to Broker-Dealers and Other Financial Intermediaries	35

SUMMARY SECTION – DREMAN CONTRARIAN INTERNATIONAL VALUE

FUND	36
Investment Objective	36
Fees and Expenses of the Fund	36
Principal Investment Strategies	37
Principal Risks	38
Performance	40
Portfolio Management	41
Buying and Selling Fund Shares	42
Tax Information	42
Payments to Broker-Dealers and Other Financial Intermediaries	42

ADDITIONAL INFORMATION ABOUT THE HIGH OPPORTUNITY FUND’S

PRINCIPAL STRATEGIES AND RELATED RISKS	43
Principal Investment Strategies of the High Opportunity Fund	43
Principal Risks of Investing in the High Opportunity Fund	44

ADDITIONAL INFORMATION ABOUT THE MID CAP FUND’S PRINCIPAL

STRATEGIES AND RELATED RISKS	45
Principal Investment Strategies of the Mid Cap Fund	45
Principal Risks of Investing in the Mid Cap Fund	46

ADDITIONAL INFORMATION ABOUT THE SMALL CAP FUND’S PRINCIPAL

STRATEGIES AND RELATED RISKS	48
Principal Investment Strategies of the Small Cap Fund	48
Principal Risks of Investing in the Small Cap Fund	49

ADDITIONAL INFORMATION ABOUT THE OVER-REACTION FUND’S

PRINCIPAL STRATEGIES AND RELATED RISKS	51
Principal Investment Strategies of the Over-Reaction Fund	51
Principal Risks of Investing in the Over-Reaction Fund	53

ADDITIONAL INFORMATION ABOUT THE INTERNATIONAL FUND’S

PRINCIPAL STRATEGIES AND RELATED RISKS	58
Principal Investment Strategies of the International Fund	58
Principal Risks of Investing in the International Fund	60
GENERAL INVESTMENT STRATEGIES AND RELATED RISKS	62
PORTFOLIO HOLDINGS	66
HOW TO BUY SHARES	66
HOW TO REDEEM SHARES	74
DETERMINATION OF NET ASSET VALUE	78
DIVIDENDS, DISTRIBUTIONS AND TAXES	80
MANAGEMENT OF THE FUNDS	81
FINANCIAL HIGHLIGHTS	85
FOR MORE INFORMATION	BACK COVER

SUMMARY SECTION

DREMAN HIGH OPPORTUNITY FUND

Investment Objective

The investment objective of the Dreman High Opportunity Fund (the “High Opportunity Fund”, formerly known as the Dreman Contrarian Large Cap Value Fund) is total return, comprised of capital appreciation and income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the High Opportunity Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the High Opportunity Fund. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reduction and Waivers” section of the Fund’s prospectus.

	Class A	Class C	Institutional
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or current net asset value, whichever is less)[1]	None	1.00%	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.60%	0.60%	0.60%
Distribution (12b-1) Fees	0.25%	1.00%	None
Other Expenses	1.18%	1.18%	1.18%
Acquired Fund Fees and Expenses	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses[2]	2.07%	2.82%	1.82%
Fee Waiver[3]	(0.49%)	(0.79%)	(1.08%)
Total Annual Operating Expenses Net of Fee Waiver	1.58%	2.03%	0.74%
1	A contingent deferred sales charge is imposed on redemptions of Class C shares within 12 months of purchase.
2	Expense information in the table has been restated to reflect current fees.
3

The Advisor has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as (a) interest expense and (b) dividends on securities sold short), taxes, extraordinary expenses, 12b-1 fees (if applicable), and any indirect expenses (such as fees and expenses of acquired funds), do not exceed 1.29% for Class A, 0.99% for Class C, and 0.70% for Institutional Class. The contractual agreement with respect to each class of shares is in effect through February 28, 2011. These expense caps may not be terminated prior to this date except by the Board of Trustees.

Expense Example:

This example is intended to help you compare the cost of investing in the High Opportunity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the High Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be different, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
High Opportunity Fund
Class A If you do not sell your shares Class C If you do not sell your shares If you sell your shares at the end of the period Institutional Class	$731 $213 $313 $78	$1,161 $829 $829 $482	$1,615 $1,469 $1,469 $912	$2,867 $3,189 $3,189 $2,108

Portfolio Turnover

The High Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance.  During the most recent fiscal year, the High Opportunity Fund’s portfolio turnover rate was 39.48% of the average value of its portfolio.

Principal Investment Strategies

The High Opportunity Fund typically will invest in a diversified portfolio of equity securities of companies that are similar in market capitalization to those listed on the S&P 500® Index. As of December 31, 2009, the market capitalizations of companies included in the S&P 500® Index ranged from $1 billion to $324 billion. The Advisor seeks to find overlooked companies with low price-to-earnings (“P/E”) ratios, solid financial strength, strong management and generous dividend yields, that are selling below their intrinsic value.

Under normal circumstances, the High Opportunity Fund will invest at least 80% of its assets (including borrowings for investment purposes) in common stocks of large capitalization companies. While the High Opportunity Fund normally will invest in dividend-paying stocks, the Fund also may acquire stocks that do not pay dividends in anticipation of market appreciation or future dividends. The High Opportunity Fund may invest up to 20% of its assets in foreign securities, including American Depository Receipts (“ADRs”) or Global Depository Receipts (“GDRs”). The High Opportunity Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The High Opportunity Fund may purchase S&P 500® Index futures on a temporary basis in lieu of investing in equity securities. The High Opportunity Fund also may purchase or sell (write) options on stocks and index futures. The High Opportunity Fund intends to remain substantially invested in equity securities. However, the High Opportunity Fund may invest up to 20% of its assets in fixed income securities if the Advisor believes that a company’s fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.

Principal Risks

All investments involve risks, and the High Opportunity Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the High Opportunity Fund.

•

Equity Risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The High Opportunity Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the High Opportunity Fund’s investments will underperform the securities markets generally.

•

Value Risk. The market may not agree with the Advisor’s determination that a security is undervalued, and the security’s price may not increase to what the Advisor believes is its full value. It may even decrease in value. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

•

Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results. If the Advisor’s perception of the value of a company is not realized in the expected time frame, the High Opportunity Fund’s overall performance may suffer.

•

Large Cap Risk. Large capitalization companies tend to be less volatile than companies with smaller market capitalization. The High Opportunity Fund’s share price may not rise as much as share prices of funds that focus on smaller capitalization companies.

•

Foreign Risk. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the High Opportunity Fund’s investments in a foreign country. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses.

•

Derivatives Risk. Options and futures in the High Opportunity Fund’s portfolio may subject the High Opportunity Fund to higher price volatility. There is no guarantee that derivatives transactions will be employed or that they will work, and their use could cause lower returns or even losses to the High Opportunity Fund.

•	Sector Risk. To the extent that the High Opportunity Fund focuses in one or more sectors, factors affecting those sectors could affect High Opportunity Fund performance.
•

Fixed Income Securities Risks. The issuer of a fixed income security may not be able to make interest and principal payments when due. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the High Opportunity Fund is likely to decrease. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. “Nominal interest rate” is the stated interest rate without any adjustment for inflation.

Performance

The bar chart and performance table below show the variability of the High Opportunity Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the High Opportunity Fund’s returns from year to year as represented by the performance of Institutional Class shares, which, prior to June 1, 2009, were designated as Retail Class shares. The performance table shows how the High Opportunity Fund’s Institutional Class average annual total returns compare over time to a broad-based securities market index. Class A shares and Class C shares were issued beginning November 23, 2009 and do not have a full calendar year of performance; accordingly  performance information is not available for those shares. The High Opportunity Fund began operations on November 4, 2003 as a separate series (the “Predecessor High Opportunity Fund”) of Unified Series Trust. On January 22, 2008, the Predecessor High Opportunity Fund was reorganized as a new series of the Trust. The performance shown below includes performance for the Predecessor High Opportunity Fund. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. Keep in mind that past performance (before and after taxes) may not indicate how well the High Opportunity Fund will perform in the future. Institutional shares were sold without a sales charge, and the performance results would have been lower otherwise.

Year-by-Year Annual Total Return of the

High Opportunity Fund – Institutional Class

(for the periods ended December 31st)

Highest/Lowest quarterly results during this time period were:

Best Quarter:          3rd Quarter, 2009, 22.98%

Worst Quarter:           4th Quarter, 2008, -23.64%

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2009)

High Opportunity Fund – Institutional Class	1 Year	5 Years	Since Inception on November 4, 2003
Return Before Taxes	30.48%	-2.06%	1.38%
Return After Taxes on Distributions	30.21%	-2.91%	0.56%
Return After Taxes on Distributions and Sale of Portfolio Shares	18.62%	-1.91%	0.98%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.47%	0.42%	2.98%

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance data current to the most recent month end may be obtained by calling (800)-247-1014.

Portfolio Management

Investment Advisor – Dreman Value Management, LLC

          Portfolio Managers – The following portfolio managers are jointly responsible for the day-to-day management of the Fund, with Mr. David Dreman having ultimate authority with respect to the Fund’s investment decisions.

•	David N. Dreman; Chairman and Chief Investment Officer of the Advisor; Portfolio Manager of the Fund since inception in 2003
•	E. Clifton Hoover, Jr.; Managing Director and Co-Chief Investment Officer of the Advisor; Portfolio Manager of the Fund since 2006
•	F. James Hutchinson; Executive Vice President and Managing Director of the Advisor; Portfolio Manager of the Fund since inception in 2003
•	Jason Altman; Vice President and Senior Securities Analyst of the Advisor; Portfolio Manager of the Fund since 2010

Buying and Selling Fund Shares

 Minimum Initial Investment                                                         To Place Orders

Class A: $2,500	By Mail: Dreman Contrarian Funds
Class C: $2,500	c/o: Unified Fund Services, Inc.
Institutional: $100,000	P.O. Box 6110
Indianapolis, IN 46206

Minimum Additional Investment

$1,000 for all share classes	By Phone: (800) 247-1014

You can purchase shares of the Fund through broker-dealers or directly through the Fund’s transfer agent. You may sell (redeem) your shares on any day the New York Stock Exchange is open, either directly through the Fund’s Transfer Agent by calling (800) 247-1014, or through your broker-dealer or financial intermediary. You may also redeem shares by submitting a written request to the address above.

Tax Information

The High Opportunity Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.  Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase High Opportunity Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the High Opportunity Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY SECTION

DREMAN CONTRARIAN MID CAP VALUE FUND

Investment Objective

The investment objective of the Dreman Contrarian Mid Cap Value Fund (the “Mid Cap Fund”) is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Mid Cap Fund. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reduction and Waivers” section of the Fund’s prospectus.

	Class A	Class C	Institutional
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or current net asset value, whichever is less)[1]	None	1.00%	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.85%	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	1.00%	None
Other Expenses	7.13%	7.13%	7.13%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses[2]	8.25%	9.00%	8.00%
Fee Waiver[3]	(6.69%)	(6.78%)	(6.98%)
Total Annual Operating Expenses Net of Fee Waiver	1.56%	2.22%	1.02%
1	A contingent deferred sales charge is imposed on redemptions of Class C shares within 12 months of purchase.
2	Expense information in the table has been restated to reflect current fees.
3

The Advisor has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as (a) interest expense and (b) dividends on securities sold short), taxes, extraordinary expenses, 12b-1 fees (if applicable), and any indirect expenses (such as fees and expenses of acquired funds), do not exceed 1.29% for Class A, 1.20% for Class C, and 1.00% for Institutional Class. The contractual agreement with respect to each class of shares is in effect through February 28, 2011. These expense caps may not be terminated prior to this date except by the Board of Trustees.

Expense Example:

This example is intended to help you compare the cost of investing in the Mid Cap Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Mid Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be different, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Mid Cap Fund
Class A If you do not sell your shares Class C If you do not sell your shares If you sell your shares at the end of the period Institutional Class	$729 $233 $333 $107	$2,386 $2,130 $2,130 $1,823	$3,924 $3,863 $3,863 $3,425	$7,302 $7,562 $7,562 $6,976

Portfolio Turnover

The Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance.  During the most recent fiscal year, the Mid Cap Fund’s portfolio turnover rate was 68.94% of the average value of its portfolio.

Principal Investment Strategies

The Mid Cap Fund typically invests in a diversified portfolio of equity securities that have intrinsic value in the opinion of the Advisor. The Mid Cap Fund invests primarily in equity securities of mid-capitalization companies, which the Advisor defines as companies with market capitalizations ranging from $2 billion to $15 billion. (The Advisor anticipates that approximately 65% of the portfolio will be invested in companies with a market capitalization from $2 to $10 billion.) The Advisor seeks to find overlooked companies with low P/E ratios, solid financial strength and strong management that are selling below their intrinsic value.

Under normal circumstances, the Mid Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in common stocks of mid-capitalization companies. The Mid Cap Fund may invest up to 20% of its assets in large capitalization companies included in the S&P 500® Index or the Russell 1000® Index. The Mid Cap Fund may invest up to 20% of its assets in foreign securities, including ADRs or GDRs. The Mid Cap Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The Mid Cap Fund may purchase S&P 500® Index futures on a temporary basis in lieu of investing in equity securities. The Mid Cap Fund also may purchase or sell (write) options on index futures. The Mid Cap Fund intends to remain substantially invested in equity securities. However, the Mid Cap Fund may invest up to 20% of its assets in fixed income securities if the Advisor believes that a company’s fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.

Principal Risks

All investments involve risks, and the Mid Cap Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Mid Cap Fund.

•

Equity Risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Mid Cap Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Mid Cap Fund’s investments will underperform the securities markets generally.

•

Value Risk. The market may not agree with the Advisor’s determination that a security is undervalued, and the security’s price may not increase to what the Advisor believes is its full value. It may even decrease in value. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

•

Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results. If the Advisor’s perception of the value of a company is not realized in the expected time frame, the Mid Cap Fund’s overall performance may suffer.

•

Mid Cap Risk. Stocks of mid-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment.

•

Large Cap Risk. Large cap companies tend to be less volatile than companies with smaller market capitalization. The Mid Cap Fund’s share price may not rise as much as share prices of funds that focus on smaller capitalization companies.

•

Foreign Risk. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Mid Cap Fund’s investments in a foreign country. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses.

•

Derivatives Risk. Options and futures in the Mid Cap Fund’s portfolio may subject the Mid Cap Fund to higher price volatility. There is no guarantee that derivatives transactions will be employed or that they will work, and their use could cause lower returns or even losses to the Mid Cap Fund.

•	Sector Risk. To the extent that the Mid Cap Fund focuses in one or more sectors, factors affecting those sectors could affect Mid Cap Fund performance.
•

Portfolio Turnover Risk. The Mid Cap Fund may at times have a portfolio turnover rate that is higher than other stock funds. A higher portfolio turnover could result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Mid Cap Fund’s performance.

•

Fixed Income Securities Risks. The issuer of a fixed income security may not be able to make interest and principal payments when due. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Mid Cap Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Performance

The bar chart and performance table below show the variability of the Mid Cap Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Mid Cap Fund’s returns from year to year as represented by the performance of Institutional Class shares, which, prior to June 1, 2009, were designated as Retail Class shares. The performance table shows how the Mid Cap Fund’s Institutional Class average annual total returns compare over time to a broad-based securities market index. Class A shares and Class C shares were issued beginning November 23, 2009 and do not have a full calendar year of performance; accordingly performance information is not available for those shares. The Mid Cap Fund began operations on December 31, 2003 as a separate series (the “Predecessor Mid Cap Fund”) of Unified Series Trust. On January 22, 2008, the Predecessor Mid Cap Fund was reorganized as a new series of the Trust. The performance shown below includes performance for the Predecessor Mid Cap Fund. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. Keep in mind that past performance (before and after taxes) may not indicate how well the Mid Cap Fund will perform in the future. Institutional shares were sold without a sales charge and the performance results would have been lower otherwise.

Year-by-Year Annual Total Return

of the

Mid Cap Fund – Institutional Class

(for the periods ended December 31st)

Highest/Lowest quarterly results during this time period were:

Best Quarter:          3rd Quarter, 2009, 22.78%

Worst Quarter:           4th Quarter, 2008, -27.80%

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2009)

Mid Cap Fund – Institutional Class	1 Year	5 Years	Since Inception on December 31, 2003
Return Before Taxes	30.48%	-2.06%	1.38%
Return After Taxes on Distributions	30.21%	-2.91%	0.56%
Return After Taxes on Distributions and Sale of Portfolio Shares	18.62%	-1.91%	0.98%
S&P Mid Cap 400® Index (reflects no deduction for fees, expenses or taxes)	37.36%	3.26%	5.34%

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance data current to the most recent month end may be obtained by calling (800)-247-1014.

Portfolio Management

Investment Advisor – Dreman Value Management, LLC

          Portfolio Managers – The following portfolio managers are jointly responsible for the day-to-day management of the Fund, with Mr. David Dreman having ultimate authority with respect to the Fund’s investment decisions.

•	David N. Dreman; Chairman and Chief Investment Officer of the Advisor; Portfolio Manager of the Fund since inception in 2003
•	E. Clifton Hoover, Jr.; Managing Director and Co-Chief Investment Officer of the Advisor; Portfolio Manager of the Fund since 2006
•	Mark Roach; Managing Director of the Advisor; Portfolio Manager of the Fund since 2006
•	Mario Tufano, CFA; Vice President and Senior Securities Analyst of the Advisor; Portfolio Manager of the Fund since 2010

Buying and Selling Fund Shares

  Minimum Initial Investment                                                        To Place Orders

Class A: $2,500	By Mail: Dreman Contrarian Funds
Class C: $2,500	c/o: Unified Fund Services, Inc.
Institutional: $100,000	P.O. Box 6110
Indianapolis, IN 46206

Minimum Additional Investment

$1,000 for all share classes	By Phone: (800) 247-1014

You can purchase shares of the Fund through broker-dealers or directly through the Fund’s transfer agent. You may sell (redeem) your shares on any day the New York Stock Exchange is open, either directly through the Fund’s Transfer Agent by calling (800) 247-1014, or through your broker-dealer or financial intermediary. You may also redeem shares by submitting a written request to the address above.

Tax Information

The Mid Cap Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.  Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Mid Cap Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Mid Cap Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY SECTION

DREMAN CONTRARIAN SMALL CAP VALUE FUND

Investment Objective

The investment objective of the Dreman Contrarian Small Cap Value Fund (the “Small Cap Fund”) is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Small Cap Fund. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reduction and Waivers” section of the Fund’s prospectus.

	Class A	Retail	Institutional
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	None	None
Redemption Fee (as a percentage of the amount redeemed within 60 days, if applicable)	None	1.00%	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.85%	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	0.25%	None
Other Expenses	1.17%	1.04%	1.17%
Acquired Fund Fees and Expenses	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses[1]	2.32%	2.19%	2.07%
Fee Waiver[2]	(0.52%)	(0.89%)	(1.02%)
Total Annual Operating Expenses Net of Fee Waiver	1.80%	1.30%	1.05%
1	Expense information in the table has been restated to reflect current fees.
2

The Advisor has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as (a) interest expense and (b) dividends on securities sold short), taxes, extraordinary expenses, 12b-1 fees (if applicable), and any indirect expenses (such as fees and expenses of acquired funds), do not exceed 1.50% for Class A, 1.00% for Retail Class, and 1.00% for Institutional Class. The contractual agreement with respect to each class of shares is in effect through February 28, 2011. These expense caps may not be terminated prior to this date except by the Board of Trustees.

Expense Example:

This example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be different, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Small Cap Fund
Class A If you do not sell your shares Retail Class Institutional Class	$753 $137 $110	$1,233 $620 $568	$1,737 $1,129 $1,053	$3,116 $2,528 $2,388

Portfolio Turnover

The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance.  During the most recent fiscal year, the Small Cap Fund’s portfolio turnover rate was 80.75% of the average value of its portfolio.

Principal Investment Strategies

The Small Cap Fund will invest primarily in a diversified portfolio of equity securities of companies that are similar in market capitalization to those listed on the Russell 2000® Value Index. As of December 31, 2009, the range of market capitalization of companies included in the Russell 2000® Value Index was $31 million to $3.9 billion. The Advisor seeks to find overlooked companies with low P/E ratios, solid financial strength and strong management that are selling below their intrinsic value.

Under normal circumstances, the Small Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in common stocks of small capitalization companies. The Advisor anticipates that 80% of the portfolio will be invested in securities of companies with a market capitalization between $300 million and $2.5 billion at the time acquired (although a holding may thereafter increase in value up to $4 billion before disposition of the position). The Small Cap Fund may invest up to 20% of its assets in foreign securities, including ADRs or GDRs. Small capitalization companies in which the Small Cap Fund may invest include closed-end funds that invest primarily in small capitalization companies. The Small Cap Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The Small Cap Fund may purchase S&P 500® Index futures on a temporary basis in lieu of investing in equity securities. The Small Cap Fund also may purchase or sell (write) options on index futures. The Small Cap Fund intends to remain substantially invested in equity securities. However, the Small Cap Fund may invest in fixed income securities if the Advisor believes that a company’s fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.

Principal Risks

All investments involve risks, and the Small Cap Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Small Cap Fund.

•

Equity Risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Small Cap Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Small Cap Fund’s investments will underperform the securities markets generally.

•

Value Risk. The market may not agree with the Advisor’s determination that a security is undervalued, and the security’s price may not increase to what the Advisor believes is its full value. It may even decrease in value. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

•

Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results. If the Advisor’s perception of the value of a company is not realized in the expected time frame, the Small Cap Fund’s overall performance may suffer.

•

Small Cap Risk. The earnings and prospects of smaller companies are more volatile than larger companies. Smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

•

Foreign Risk. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Small Cap Fund’s investments in a foreign country. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses.

•

Derivatives Risk. Options and futures in the Small Cap Fund’s portfolio may subject the Small Cap Fund to higher price volatility. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the Small Cap Fund.

•	Sector Risk. To the extent that the Small Cap Fund focuses in one or more sectors, factors affecting those sectors could affect Small Cap Fund performance.

Performance

The bar chart and performance table below show the variability of the Small Cap Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Small Cap Fund’s returns from year to year as represented by the performance of Retail Class shares. The performance table shows how the Small Cap Fund’s Retail Class and Institutional Class average annual total returns compare over time to a broad-based securities market index. Class A shares were issued beginning November 23, 2009 and do not have a full calendar year of performance; accordingly performance information is not available for those shares. The Small Cap Fund began operations on December 31, 2003 as a separate series (the “Predecessor Small Cap Fund”) of Unified Series Trust. On January 22, 2008, the Predecessor Small Cap Fund was reorganized as a new series of the Trust. The performance shown below includes performance for the Predecessor Small Cap Fund. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. Keep in mind that past performance (before and after taxes) may not indicate how well the Small Cap Fund will perform in the future. Institutional shares were sold without a sales charge, and the performance results would have been lower otherwise.

Year-by-Year Annual Total Return of the

Small Cap Fund – Retail Class

(for the periods ended December 31st)

Highest/Lowest quarterly results during this time period were:

Best Quarter:          2nd Quarter, 2009, 22.40%

Worst Quarter:           4th Quarter, 2008, -24.25%

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2009)

Small Cap Fund	1 Year	5 Years	Since Inception [1]
Retail Class Return Before Taxes	30.96%	6.28%	9.84%
Retail Class Return After Taxes on Distributions	30.61%	6.11%	9.58%
Retail Class Return After Taxes on Distributions and Sale of Portfolio Shares	18.92%	5.33%	8.46%
Institutional Class Return Before Taxes	30.52%	N/A	-2.59%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	20.58%	-0.01%	3.40%

1The inception date for the Retail Class shares of the Fund was December 31, 2003. The inception date for the Institutional Class shares of the Fund was August 22, 2007.

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance data current to the most recent month end may be obtained by calling (800)-247-1014.

Portfolio Management

Investment Advisor – Dreman Value Management, LLC

          Portfolio Managers – The following portfolio managers are jointly responsible for the day-to-day management of the Fund, with Mr. David Dreman having ultimate authority with respect to the Fund’s investment decisions.

•	David N. Dreman; Chairman and Chief Investment Officer of the Advisor; Portfolio Manager of the Fund since inception in 2003
•	E. Clifton Hoover, Jr.; Managing Director and Co-Chief Investment Officer of the Advisor; Portfolio Manager of the Fund since 2006
•	Mark Roach; Managing Director of the Advisor; Portfolio Manager of the Fund since 2006
•	Mario Tufano, CFA; Vice President and Senior Securities Analyst of the Advisor; Portfolio Manager of the Fund since 2010

Buying and Selling Fund Shares

Minimum Initial Investment                                                            To Place Orders

Class A: $2,500	By Mail: Dreman Contrarian Funds
Retail: $2,500	c/o: Unified Fund Services, Inc.
Institutional: $100,000	P.O. Box 6110
Indianapolis, IN 46206

Minimum Additional Investment

$1,000 for all share classes	By Phone: (800) 247-1014

You can purchase shares of the Fund through broker-dealers or directly through the Fund’s transfer agent. You may sell (redeem) your shares on any day the New York Stock Exchange is open, either directly through the Fund’s Transfer Agent by calling (800) 247-1014, or through your broker-dealer or financial intermediary. You may also redeem shares by submitting a written request to the address above.

Tax Information

The Small Cap Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan,

individual retirement account (IRA) or 529 college savings plan.  Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Small Cap Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Small Cap Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY SECTION

DREMAN MARKET OVER-REACTION FUND

Investment Objective

The investment objective of the Dreman Market Over-Reaction Fund (the “Over-Reaction Fund”) is total return. Total return is comprised of both capital appreciation and income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Market Over-Reaction Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Market Over-Reaction Fund. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reduction and Waivers” section of the Fund’s prospectus.

	Class A	Class C	Institutional
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or current net asset value, whichever is less)[1]	None	1.00%	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	1.00%	None
Other Expenses	3.38%	3.38%	3.38%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[2]	4.39%	5.14%	4.14%
Fee Waiver[3]	(2.84%)	(2.93%)	(3.28%)
Total Annual Operating Expenses Net of Fee Waiver	1.55%	2.21%	0.86%

1	A contingent deferred sales charge is imposed on redemptions of Class C shares within 12 months of purchase.
2	Expense information in the table has been restated to reflect current fees.
3

The Advisor has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as (a) interest expense and (b) dividends on securities sold short), taxes, extraordinary expenses, 12b-1 fees (if applicable), and any indirect expenses (such as fees and expenses of acquired funds), do not exceed 1.29% for Class A, 1.20% for Class C, and 0.85% for Institutional Class. The contractual agreement with respect to each class of shares is in effect through February 28, 2011. These expense caps may not be terminated prior to this date except by the Board of Trustees.

Expense Example:

This example is intended to help you compare the cost of investing in the Market Over-Reaction Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Market Over-Reaction Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be different, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Market Over-Reaction Fund
Class A If you do not sell your shares Class C If you do not sell your shares If you sell your shares at the end of the period Institutional Class	$728 $232 $332 $90	$1,628 $1,338 $1,338 $998	$2,535 $2,436 $2,436 $1,918	$4,834 $5,141 $5,141 $4,271

Portfolio Turnover

The Market Over-Reaction Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance.  During the most recent fiscal year, the Market Over-Reaction Fund’s portfolio turnover rate was 103.93% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Over-Reaction Fund will invest at least 80% of its net assets in common stocks of large capitalization (“large cap”) companies, which the Advisor defines as companies that are similar in market capitalization to those listed on the S&P 500® Index. As of December 31, 2009, the market capitalizations of companies included in the S&P 500® Index ranged from $1 billion to $324 billion. The Advisor utilizes its quantitative screening process to identify overlooked large cap companies with low P/E ratios, solid financial strength and strong management, that are selling below their intrinsic value and that pay relatively high dividends.

The Advisor then screens the candidates identified by its quantitative screening process for securities with an above-average dividend yield because the Advisor believes that high yield is a crucial indicator of investment success. Furthermore, the Advisor believes that the dividend growth rate of low P/E ratio securities tends to be significantly greater than average.

Equity securities in which the Over-Reaction Fund may invest include common stocks, preferred stocks, convertible securities (such as convertible preferred stock or convertible debt securities), warrants, securities of other investment companies (including mutual funds, closed-end funds and exchange-traded funds) that invest primarily in large cap companies, foreign securities (directly or through ADRs or GDRs) and equity real estate investment trusts (“REITs”). While the Over-Reaction Fund normally will seek to invest in dividend-paying securities, the Fund also may acquire securities that do not pay dividends in anticipation of market appreciation or future dividends. To the extent the Advisor can find undervalued large cap equity securities trading at sufficiently attractive prices in various sectors, it will attempt to allocate the Over-Reaction Fund’s investments among a broad cross-section of market sectors and industries. However, there may be times when the Over-Reaction Fund may hold a substantial portion of its assets in one particular sector at a given time.

The Over-Reaction Fund intends to remain primarily invested in large cap equity securities. However, the Over-Reaction Fund also may invest in equity securities of medium capitalization and small capitalization companies. The Over-Reaction Fund may also invest in non-equity securities, such as fixed income securities if the Advisor believes that a company’s fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities. The Over-Reaction Fund may invest in derivatives, including index futures contracts, and options on stocks and index futures contracts (both purchases and sales (i.e., option writing) of puts and calls), to optimize returns under changing market conditions.

Principal Risks

All investments involve risks, and the Market Over-Reaction Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Market Over-Reaction Fund.

•

Equity Risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Over-Reaction Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s investments will underperform the securities markets generally.

•

Value Risk. The market may not agree with the Advisor’s determination that a security is undervalued, and the security’s price may not increase to what the Advisor believes is its full value. It may even decrease in value. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. These stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

•

Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results. If the Advisor’s perception of the value of a company is not realized in the expected time frame, the Over-Reaction Fund’s overall performance may suffer.

•

Large Cap Risk. Large cap companies tend to be less volatile than companies with smaller market capitalization. This potentially lower risk means that the Over-Reaction Fund’s share price may not rise as much as share prices of funds that focus on smaller capitalization companies.

•

Mid Cap Risk. Stocks of mid cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment.

•

Small Cap Risk. The earnings and prospects of smaller companies are more volatile than larger companies. Smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

•

Foreign Risk. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Over-Reaction Fund’s investments in a foreign country. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses.

•

Investment Company Securities Risks. When the Over-Reaction Fund invests in another investment company, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Over-Reaction Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

➢

ETF Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

➢

Closed-End Fund Risk. The amount of public information available about closed-end funds is generally less than for mutual funds. Consequently, the Advisor may make investment decisions based on information that is incomplete or inaccurate. In addition, because closed-end funds are not redeemable at the holder’s option, such funds typically trade primarily on the secondary market. The secondary market for non-exchange listed funds tends to be less liquid, which may adversely affect the Fund’s ability to sell its securities at attractive prices. In addition, such securities may be subject to increased price volatility. The market price of a closed-end fund’s shares may be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than, or equal to, the closed-end fund’s net asset value. This means that a closed-end fund’s shares may trade at a discount to (or below) its net asset value.

•

Derivatives Risk. The Over-Reaction Fund may use derivatives to hedge risks inherent in its portfolio, to enhance the potential return of its portfolio, to diversify its portfolio, as a substitute for taking a position in an underlying debt security, or to reduce transaction costs associated with managing the Fund’s portfolio. A small investment in derivatives could have a potentially large impact on the Fund’s performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets, including the risk that changes in the value of a derivative held by the Fund may not correlate with the Fund’s other investments.

➢

Put and Call Options Risks. There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option (that is, where the seller does not own the underlying security) assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. In such event, the securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. To the extent the premium received does not cover the difference in the market price and the exercise price, the seller will incur substantial losses when it is obligated to purchase the underlying securities at the higher market price, and sell such securities to the option holder at the lower option price. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. In such case, the seller will be obligated to purchase the securities at a much higher price from the option holder than the prevailing market price of the securities. The seller will suffer substantial losses to the extent the premium received is less than the difference between the option price and the market price of the securities. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

➢

Futures Contracts and Options on Futures Contracts Risks. The Over-Reaction Fund may trade in futures contracts (and related options) on securities indices, U.S. government securities, currencies, and other financial instruments or commodities, a practice which may involve substantial risks. The low margin or premiums normally required in such trading may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately larger profit or loss. There is no assurance that a liquid secondary market will exist for futures contracts (or related options) purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses. Futures positions may be illiquid because, for example, most U.S. commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits.” Once the price of a contract for a particular future has increased or decreased by an amount equal to the daily limit, positions in the future can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. Futures contract prices on various commodities or financial instruments occasionally have moved to the daily limit for several consecutive days with little or no trading. Similar occurrences could prevent the Fund from promptly liquidating unfavorable positions and cause it to be subject to substantial losses. In addition, the Fund may not be able to execute futures contract trades at favorable prices if trading volume in such contracts is low. It is also possible that an exchange or the Commodity Futures Trading Commission (the “CFTC”) may suspend trading in a particular contract, order immediate liquidation and settlement of a particular contract or order that trading in a particular contract be conducted for liquidation only. In addition, the CFTC and various exchanges impose speculative position limits on the number of positions that may be held in particular commodities. Trading in commodity futures contracts and related options are highly specialized activities that may entail greater than ordinary investment or trading risks.

➢

Hedging Risks. When the Advisor uses options and futures contracts for hedging purposes, the profit or loss associated with the options or futures contracts is intended to offset any profit or loss associated with corresponding long positions in other securities, and thus hedging strategies will reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the long positions. Also, to the extent the profit or loss from the derivative and from the corresponding long position do not correlate, there is the risk that the Over-Reaction Fund will realize a net loss.

➢

Counterparty Risk. Many of the markets in which the Over-Reaction Fund effects derivative transactions are “over-the-counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange-based” markets. When the Fund invests in derivative, over-the-counter transactions (including options), it is assuming a credit risk with regard to parties with which it trades and also bears the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. The Over-Reaction Fund is not restricted from dealing with any particular counterparty or from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

➢	Liquidity Risk. With derivative investments, there is the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired.
•	Sector Risk. To the extent that the Over-Reaction Fund focuses in one or more sectors, factors affecting those sectors could affect the Fund’s performance.
•

Real Estate Investment Trust (REIT) Risk. When the Over-Reaction Fund invests in a REIT, it is subject to risks generally associated with investing in real estate, such as: (i) possible declines in the value of real estate, (ii) adverse general and local economic conditions, (iii) possible lack of availability of mortgage funds, (iv) changes in interest rates, and (v) environmental problems. In addition, REITs are subject to certain other risks related specifically to their structure and focus, such as: (i) dependency upon management skills, (ii) limited diversification, (iii) the risks of locating and managing financing for projects, (iv) heavy cash flow dependency, (v) possible default by borrowers, (vi) the costs and potential losses of self-liquidation of one or more holdings, (vii) the possibility of failing to maintain exemptions from securities registration, and (viii) in many cases, relatively small market capitalizations, which may result in less market liquidity and greater price volatility.

•

Fixed Income Securities Risks. The issuer of a fixed income security may not be able to make interest and principal payments when due. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Over-Reaction Fund is likely to decrease. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

•

Portfolio Turnover Risk. At times, the Over-Reaction Fund may have a portfolio turnover rate that exceeds 100%. A high portfolio turnover could result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

Performance

The bar chart and performance table below show the variability of the Over-Reaction Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Over-Reaction Fund’s returns from year to year as represented by the performance of Institutional Class shares, which, prior to June 1, 2009, were designated as Retail Class shares. The performance table shows how the Over-Reaction Fund’s Institutional Class average annual total returns compare over time to a broad-based securities market index. Class A shares and Class C shares were issued beginning November 23, 2009 and do not have a full calendar year of performance; accordingly performance information is not available for those shares. The Over-Reaction Fund began operations on April 3, 2007 as a separate series (the “Predecessor Over-Reaction Fund”) of Unified Series Trust. On January 22, 2008, the Predecessor Over-Reaction Fund was reorganized as a new series of the Trust. The performance shown below includes performance for the Predecessor Over-Reaction Fund. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. Keep in mind that past performance (before and after taxes) may not indicate how well the Over-Reaction Fund will perform in the future. Institutional shares were sold without a sales charge, and the performance results would have been lower otherwise.

Year-by-Year Annual Total Return of the

Over-Reaction Fund – Institutional Class

(for the period ended December 31st)

Highest/Lowest quarterly results during this time period were:

Best Quarter:          2nd Quarter, 2009, 36.55%

Worst Quarter:           4th Quarter, 2008, -26.90%

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2009)

Over-Reaction Fund – Institutional Class	1 Year	Since Inception on April 3, 2007
Return Before Taxes	59.98%	-3.98%
Return After Taxes on Distributions	59.14%	-4.69%
Return After Taxes on Distributions and Sale of Portfolio Shares	38.99%	-3.77%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	19.69%	-10.48%

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance data current to the most recent month end may be obtained by calling (800)-247-1014.

Portfolio Management

Investment Advisor – Dreman Value Management, LLC

          Portfolio Managers – The following portfolio managers are jointly responsible for the day-to-day management of the Fund, with Mr. David Dreman having ultimate authority with respect to the Fund’s investment decisions.

•	David N. Dreman; Chairman and Chief Investment Officer of the Advisor; Portfolio Manager of the Fund since inception in 2007
•	E. Clifton Hoover, Jr.; Managing Director and Co-Chief Investment Officer of the Advisor; Portfolio Manager of the Fund since inception in 2007
•	F. James Hutchinson; Executive Vice President and Managing Director of the Advisor; Portfolio Manager of the Fund since inception in 2007
•	Jason Altman; Vice President and Senior Securities Analyst of the Advisor; Portfolio Manager of the Fund since 2010

Buying and Selling Fund Shares

Minimum Initial Investment                                                           To Place Orders

Class A: $2,500	By Mail: Dreman Contrarian Funds
Class C: $2,500	c/o: Unified Fund Services, Inc.
Institutional: $100,000	P.O. Box 6110
Indianapolis, IN 46206

Minimum Additional Investment

$1,000 for all share classes	By Phone: (800) 247-1014

You can purchase shares of the Fund through broker-dealers or directly through the Fund’s transfer agent. You may sell (redeem) your shares on any day the New York Stock Exchange is open, either directly through the Fund’s Transfer Agent by calling (800) 247-1014, or through your broker-dealer or financial intermediary. You may also redeem shares by submitting a written request to the address above.

Tax Information

The Market Over-Reaction Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.  Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Market Over-Reaction Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Market Over-Reaction Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY SECTION

DREMAN CONTRARIAN INTERNATIONAL VALUE FUND

Investment Objective

The investment objective of the Dreman Contrarian International Value Fund (the “International Fund”) is capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund.

Retail
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed within 60 days, if applicable)	1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	1.00%
Distribution (12b-1) Fees	0.25%
Other Expenses	68.59%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	69.87%
Fee Waiver[1]	(68.19)
Total Annual Operating Expenses Net of Fee Waiver	1.68%

1

The Advisor has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as (a) interest expense and (b) dividends on securities sold short), taxes, extraordinary expenses, 12b-1 fees (if applicable), and any indirect expenses (such as fees and expenses of acquired funds), do not exceed 1.40% of its average daily net assets. The contractual agreement with respect to each class of shares is in effect through February 28, 2011. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example:

This example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be different, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
International Fund – Retail Class	$176	$10,146	$11,144	$11,255

Portfolio Turnover

The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance.  During the most recent fiscal year, the International Fund’s portfolio turnover rate was 229.54% of the average value of its portfolio.

Principal Investment Strategies

The Fund will invest in a diversified portfolio consisting primarily of equity securities that are undervalued in the opinion of the Advisor. Equity securities consist of common stocks and securities convertible into common stocks, such as warrants, rights, convertible bonds, debentures or convertible preferred stock. The Advisor seeks to find overlooked companies with low price-to-earnings (“P/E”) ratios, solid financial strength and strong management that are selling below their current market value.

Under normal market conditions, the Fund will invest at least 80% of its assets in common stocks of issuers that are located outside of the U.S. The Fund will normally invest in companies located in at least three countries outside of the U.S. Although the Fund is not subject to any additional geographic requirement, the Fund intends to invest most of its assets in equity securities of issuers located in countries which are generally considered to have developed markets. The Fund may invest up to 50% of its assets in equity securities issued by companies in “developing countries” or “emerging markets.”

The Fund will primarily hold equity securities of companies listed on a foreign securities exchange or quoted on an established foreign over-the-counter market, and the securities may also be listed or traded in the form of ADRs, GDRs or other types of depository receipts. The Fund also may invest in the shares of closed-end investment companies and exchange-traded investment companies that invest in securities that are consistent with the Fund’s investment objective and policies.

As a hedging technique, the Fund may enter into forward contracts to purchase or sell foreign currencies, purchase and write covered call options on foreign currencies and to enter into contracts for the purchase or sale for future delivery of foreign currencies. On occasion, the Advisor may invest up to 20% of the assets of the Fund in fixed income securities if the Advisor anticipates that interest rate changes in the marketplace may cause the value of the securities held to appreciate. In addition, the Advisor may invest in excess of 20% of the Fund’s assets in fixed income securities if the Advisor believes that the equity markets currently pose an unreasonable degree of risk and therefore the Advisor is taking a temporary defensive posture. Should such a temporary defensive posture be taken, the Fund may not comply with its usual investment restrictions and limitations.

In considering whether to purchase a particular security, the Advisor considers a number of factors. Securities having a low P/E ratio are used to initially screen securities and establish the potential universe of securities from which the Advisor will select investments. The Advisor will then perform an analytical process to make the final security selection. The specific factors considered in this process will vary depending on the particular security, the sector it is in, as well as market conditions.

Principal Risks

All investments involve risks, and the International Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the International Fund.

•

Equity Risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s investments will under-perform the securities markets generally.

•

Value Risk. The market may not agree with the Advisor’s determination that a security is undervalued, and the security’s price may not increase to what the Advisor believes is its full value. It may even decrease in value. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

•

Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results. If the Advisor’s perception of the value of a company is not realized in the expected time frame, the Fund’s overall performance may suffer.

•

Foreign Risk. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Foreign investments may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, a lack of government regulation, and legal systems or market practices that permit inequitable treatment of minority and/or non-domestic investors. The Fund also invests in securities of companies that trade in emerging and developing markets. In addition to the typical risks that are associated with investing in foreign countries, companies in developing countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities traded in more developed markets.

•

Derivatives Risk. Options and futures in the Fund’s portfolio involve higher risk and may subject the Fund to higher price volatility. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the Fund.

•

Closed-End Fund Risk. When the Fund invests in closed-end funds, it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying closed-end funds. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests. In addition, closed-end funds pose additional risks. The amount of public information available about closed-end funds is generally less than for mutual funds. Consequently, the Advisor may make investment decisions based on information that is incomplete or inaccurate. In addition, because closed-end funds are not redeemable at the holder’s option, such funds typically trade primarily on the secondary market. The secondary market for non-exchange listed funds tends to be less liquid, which may adversely affect the Fund’s ability to sell its securities at attractive prices. In addition, such securities may be subject to increased price volatility. The market price of a closed-end fund’s shares may be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than, or equal to, the closed end fund’s net asset value. This means that a closed end fund’s shares may trade at a discount to (or below) its net asset value.

Performance

The bar chart and performance table below show the variability of the International Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the International Fund’s returns from year to year. The performance table shows how the International Fund’s average annual total returns compare over time to a broad-based securities market index. Keep in mind that past performance (before and after taxes) may not indicate how well the International Fund will perform in the future.

Year-by-Year Annual Total Return of the

International Fund – Retail Class

(for the period ended December 31st)

Highest/Lowest quarterly results during this time period were:

Best Quarter:          2nd Quarter, 2009, 38.49%

Worst Quarter:           1st Quarter, 2009, -12.93%

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2009)

International Fund – Retail Class	1 Year	Since Inception on October 15, 2008
Return Before Taxes	58.68%	37.56%
Return After Taxes on Distributions	49.57%	31.02%
Return After Taxes on Distributions and Sale of Portfolio Shares	38.16%	28.32%
MSCI All Country World Index ex U.S.A. (reflects no deduction for fees, expenses or taxes)	42.14%	21.29%

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance data current to the most recent month end may be obtained by calling (800)-247-1014.

Portfolio Management

Investment Advisor – Dreman Value Management, LLC

          Portfolio Managers – The following portfolio managers are jointly responsible for the day-to-day management of the Fund, with Mr. David Dreman having ultimate authority with respect to the Fund’s investment decisions.

•	David N. Dreman; Chairman and Chief Investment Officer of the Advisor; Portfolio Manager of the Fund since inception in 2008
•	E. Clifton Hoover, Jr.; Managing Director and Co-Chief Investment Officer of the Advisor; Portfolio Manager of the Fund since inception in 2008
•	Wesley D. Wright; Securities Analyst of the Advisor; Portfolio Manager of the Fund since 2010

Buying and Selling Fund Shares

Minimum Initial Investment                                                     To Place Orders

$2,500	By Mail: Dreman Contrarian Funds
c/o: Unified Fund Services, Inc.
P.O. Box 6110
Indianapolis, IN 46206

Minimum Additional Investment

$1,000	By Phone: (800) 247-1014

You can purchase shares of the Fund through broker-dealers or directly through the Fund’s transfer agent. You may sell (redeem) your shares on any day the New York Stock Exchange is open, either directly through the Fund’s Transfer Agent by calling (800) 247-1014, or through your broker-dealer or financial intermediary. You may also redeem shares by submitting a written request to the address above.

Tax Information

The International Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.  Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase International Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the International Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE HIGH OPPORTUNITY

FUND’S PRINCIPAL STRATEGIES AND RELATED RISKS

Principal Investment Strategies of the High Opportunity Fund

The High Opportunity Fund invests primarily in common stocks of large capitalization companies that pay relatively high dividends and that have intrinsic value in the opinion of the Advisor.

The High Opportunity Fund typically will invest in a diversified portfolio of equity securities of companies that are similar in market capitalization to those listed on the S&P 500® Index. As of December 31, 2009, the market capitalizations of companies included in the S&P 500® Index ranged from $1 billion to $324 billion. The Advisor seeks to find overlooked companies with low price-to-earnings (“P/E”) ratios, solid financial strength, strong management and generous dividend yields, that are selling below their intrinsic value.

Under normal circumstances, the High Opportunity Fund will invest at least 80% of its assets (including borrowings for investment purposes) in common stocks of large capitalization companies. This investment policy may not be changed without at least sixty (60) days’ notice to High Opportunity Fund shareholders. While the High Opportunity Fund normally will invest in dividend-paying stocks, the Fund also may acquire stocks that do not pay dividends in anticipation of market appreciation or future dividends. The High Opportunity Fund may invest up to 20% of its assets in foreign securities, including ADRs or GDRs. The High Opportunity Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The High Opportunity Fund may purchase S&P 500® Index futures on a temporary basis in lieu of investing in equity securities. The High Opportunity Fund also may purchase or sell (write) options on stocks and index futures. The High Opportunity Fund intends to remain substantially invested in equity securities. However, the High Opportunity Fund may invest up to 20% of its assets in fixed income securities if the Advisor believes that a company’s fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.

In considering whether to purchase a particular security, the Advisor considers a number of factors. Securities having a low P/E ratio are used to initially screen securities and establish the potential universe of securities from which the Advisor will select investments. The Advisor will then perform an analytical process to make the final security selection. The specific factors considered in this process will vary depending on the particular security, the sector it is in, as well as market conditions; however, these specific factors may include: trailing twelve month P/E ratio, price to book ratio, dividend yield, the method in which the company has historically utilized free cash flow (such as stock buy back programs, financing capital expenditures, etc.), market capitalization, stock price relative to the stock’s historical stock price, earnings growth rate, debt to capital ratio, and return on equity. The order of the list above does not necessarily represent the order or weight given to those factors. Additional factors may be considered by the Advisor depending on market conditions and the security being evaluated for purchase.

Principal Risks of Investing in the High Opportunity Fund:

All investments involve risks, and the High Opportunity Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the High Opportunity Fund.

•

Equity Risk. Stock markets can be volatile. In other words, the prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The High Opportunity Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the High Opportunity Fund’s investments will underperform the securities markets generally.

•

Value Risk. The High Opportunity Fund seeks to invest in securities that are undervalued or out of favor with the market in the Advisor’s opinion. The market may not agree with the Advisor’s determination that a security is undervalued, and the security’s price may not increase to what the Advisor believes is its full value. It may even decrease in value. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

•

Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results. If the Advisor’s perception of the value of a company is not realized in the expected time frame, the High Opportunity Fund’s overall performance may suffer.

•

Large Cap Risk. Large capitalization companies tend to be less volatile than companies with smaller market capitalization. This potentially lower risk means that the High Opportunity Fund’s share price may not rise as much as share prices of funds that focus on smaller capitalization companies.

•

Foreign Risk. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the High Opportunity Fund’s investments in a foreign country. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. The Advisor does not intend to hedge against currency movements in the various markets in which the High Opportunity Fund invests so the value of the High Opportunity Fund is subject to the risk of adverse changes in currency exchange rates.

•

Derivatives Risk. Options and futures in the High Opportunity Fund’s portfolio involve higher risk and may subject the High Opportunity Fund to higher price volatility. There is no guarantee that derivatives transactions will be employed or that they will work, and their use could cause lower returns or even losses to the High Opportunity Fund.

•

Sector Risk. To the extent that the High Opportunity Fund focuses in one or more sectors, factors affecting those sectors could affect High Opportunity Fund performance. For example, financial services companies could be hurt by changing government regulations, increasing competition and interest rate movements.

•

Fixed Income Securities Risks. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the High Opportunity is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

•	The High Opportunity Fund is not a complete investment program. As with any mutual fund investment, the High Opportunity Fund’s returns will vary and you could lose money.

Is the High Opportunity Fund Right for You?

The High Opportunity Fund may be a suitable investment for:

•	Long-term investors seeking a fund with a total return investment strategy.
•	Investors willing to accept price fluctuations in their investment.
•	Investors who can tolerate the general risks associated with common stock investments.

ADDITIONAL INFORMATION ABOUT THE MID CAP

FUND’S PRINCIPAL STRATEGIES AND RELATED RISKS

Principal Investment Strategies of the Mid Cap Fund

The Mid Cap Fund typically invests in a diversified portfolio of equity securities that have intrinsic value in the opinion of the Advisor. The Mid Cap Fund invests primarily in equity securities of mid-capitalization companies, which the Advisor defines as companies with market capitalizations at the time of the investment ranging from $2 billion to $15 billion. (The Advisor anticipates that approximately 65% of the portfolio will be invested in companies with a market capitalization from $2 to $10 billion.) The Advisor seeks to find overlooked companies with low P/E ratios, solid financial strength and strong management that are selling below their intrinsic value.

Under normal circumstances, the Mid Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in common stocks of mid-capitalization companies. This investment policy may not be changed without at least sixty (60) days’ notice to Mid Cap Fund shareholders. The Mid Cap Fund may invest up to 20% of its assets in large capitalization companies included in the S&P 500® Index or the Russell 1000® Index. The Mid Cap Fund may invest up to 20% of its assets in foreign securities, including ADRs or GDRs. The Mid Cap Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The Mid Cap Fund may purchase S&P 500® Index futures on a temporary basis in lieu of investing in equity securities. The Mid Cap Fund also may purchase or sell (write) options on index futures. The Mid Cap Fund intends to remain substantially invested in equity securities. However, the Mid Cap Fund may invest up to 20% of its assets in fixed income securities if the Advisor believes that a company’s fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.

In considering whether to purchase a particular security, the Advisor considers a number of factors. Securities having a low P/E ratio are used initially to screen securities and establish the potential universe of securities from which the Advisor will select investments. The Advisor will then perform an analytical process to make the final security selection. The specific factors considered in this process will vary depending on the particular security, the sector it is in, as well as market conditions; however, these specific factors may include: trailing twelve month P/E ratio, price to book ratio, dividend yield, the method in which the company has historically utilized free cash flow (such as stock buy back programs, financing capital expenditures, etc.), market capitalization, stock price relative to the stock’s historical stock price, earnings growth rate, debt to capital ratio, and return on equity. The order of the list above does not necessarily represent the order or weight given to those factors. Additional factors may be considered by the Advisor depending on market conditions and the security being evaluated for purchase.

Principal Risks of Investing in the Mid Cap Fund:

All investments involve risks, and the Mid Cap Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Mid Cap Fund.

•

Equity Risk. Stock markets can be volatile. In other words, the prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Mid Cap Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Mid Cap Fund’s investments will underperform the securities markets generally.

•

Value Risk. The Mid Cap Fund seeks to invest in securities that are undervalued or out of favor with the market in the Advisor’s opinion. The market may not agree with the Advisor’s determination that a security is undervalued, and the security’s price may not increase to what the Advisor believes is its full value. It may even decrease in value. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

•

Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results. If the Advisor’s perception of the value of a company is not realized in the expected time frame, the Mid Cap Fund’s overall performance may suffer.

•

Mid Cap Risk. Stocks of mid-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment.

•

Large Cap Risk. Large cap companies tend to be less volatile than companies with smaller market capitalization. This potentially lower risk means that the Mid Cap Fund’s share price may not rise as much as share prices of funds that focus on smaller capitalization companies.

•

Foreign Risk. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Mid Cap Fund’s investments in a foreign country. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. The Advisor does not intend to hedge against currency movements in the various markets in which the Mid Cap Fund invests so the value of the Mid Cap Fund is subject to the risk of adverse changes in currency exchange rates.

•

Derivatives Risk. Options and futures in the Mid Cap Fund’s portfolio involve higher risk and may subject the Mid Cap Fund to higher price volatility. There is no guarantee that derivatives transactions will be employed or that they will work, and their use could cause lower returns or even losses to the Mid Cap Fund.

•

Sector Risk. To the extent that the Mid Cap Fund focuses in one or more sectors, factors affecting those sectors could affect Mid Cap Fund performance. For example, financial services companies could be hurt by changing government regulations, increasing competition and interest rate movements.

•

Portfolio Turnover Risk. The Mid Cap Fund may at times have a portfolio turnover rate that is higher than other stock funds. A higher portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Mid Cap Fund’s performance.

•

Fixed Income Securities Risks. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Mid Cap Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

•	The Mid Cap Fund is not a complete investment program. As with any mutual fund investment, the Mid Cap Fund’s returns will vary and you could lose money.

Is the Mid Cap Fund Right for You?

The Mid Cap Fund may be a suitable investment for:

•	Long-term investors seeking a fund with a long-term capital appreciation investment strategy.
•	Investors willing to accept price fluctuations in their investment.
•	Investors who can tolerate the general risks associated with common stock investments.

ADDITIONAL INFORMATION ABOUT THE SMALL CAP

FUND’S PRINCIPAL STRATEGIES AND RELATED RISKS

Principal Investment Strategies of the Small Cap Fund

The Small Cap Fund invests primarily in common stocks of small capitalization companies that have intrinsic value in the opinion of the Advisor. The Small Cap Fund will invest primarily in a diversified portfolio of equity securities of companies that are similar in market capitalization to those listed on the Russell 2000® Value Index. As of December 31, 2009, the range of market capitalization of companies included in the Russell 2000® Value Index was $31 million to $3.9 billion. The Advisor seeks to find overlooked companies with low P/E ratios, solid financial strength and strong management that are selling below their intrinsic value.

Under normal circumstances, the Small Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in common stocks of small capitalization companies. This investment policy may not be changed without at least sixty (60) days’ notice to Small Cap Fund shareholders. The Advisor anticipates that 80% of the portfolio will be invested in securities of companies with a market capitalization between $300 million and $2.5 billion at the time acquired (although a holding may thereafter increase in value up to $4 billion before disposition of the position). The Small Cap Fund may invest up to 20% of its assets in foreign securities, including ADRs or GDRs. Small capitalization companies in which the Small Cap Fund may invest include closed-end funds that invest primarily in small capitalization companies. The Small Cap Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The Small Cap Fund may purchase S&P 500® Index futures on a temporary basis in lieu of investing in equity securities. The Small Cap Fund also may purchase or sell (write) options on index futures. The Small Cap Fund intends to remain substantially invested in equity securities. However, the Small Cap Fund may invest in fixed income securities if the Advisor believes that a company’s fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.

In considering whether to purchase a particular security, the Advisor considers a number of factors. Securities having a low P/E ratio are used to initially screen securities and establish the potential universe of securities from which the Advisor will select investments. The Advisor will then perform an analytical process to make the final security selection. The specific factors considered in this process will vary depending on the particular security, the sector it is in, as well as market conditions; however, these specific factors may include: trailing twelve month P/E ratio, price to book ratio, dividend yield, the method in which the company has historically utilized free cash flow (such as stock buy back programs, financing capital expenditures, etc.), market capitalization, stock price relative to the stock’s historical stock price, earnings growth rate, debt to capital ratio, and return on equity. The order of the list above does not necessarily represent the order or weight given to those factors. Additional factors may be considered by the Advisor depending on market conditions and the security being evaluated for purchase.

Principal Risks of Investing in the Small Cap Fund:

All investments involve risks, and the Small Cap Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Small Cap Fund.

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Equity Risk. Stock markets can be volatile. In other words, the prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Small Cap Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Small Cap Fund’s investments will underperform the securities markets generally.

•

Value Risk. The Small Cap Fund seeks to invest in securities that are undervalued or out of favor with the market in the Advisor’s opinion. The market may not agree with the Advisor’s determination that a security is undervalued, and the security’s price may not increase to what the Advisor believes is its full value. It may even decrease in value. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

•

Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results. If the Advisor’s perception of the value of a company is not realized in the expected time frame, the Small Cap Fund’s overall performance may suffer.

•	Small Cap Risk. To the extent the Small Cap Fund invests in smaller capitalization companies, the Small Cap Fund will be subject to additional risks. These include:
➢	The earnings and prospects of smaller companies are more volatile than larger companies.
➢	Smaller companies may experience higher failure rates than do larger companies.
➢

The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

➢	Smaller companies may have limited markets, product lines or financial resources and may lack management experience.
•

Foreign Risk. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Small Cap Fund’s investments in a foreign country. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. The Advisor does not intend to hedge against currency movements in the various markets in which the Small Cap Fund invests so the value of the Small Cap Fund is subject to the risk of adverse changes in currency exchange rates.

•

Derivatives Risk. Options and futures in the Small Cap Fund’s portfolio involve higher risk and may subject the Small Cap Fund to higher price volatility. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the Small Cap Fund.

•

Sector Risk. To the extent that the Small Cap Fund focuses in one or more sectors, factors affecting those sectors could affect Small Cap Fund performance. For example, financial services companies could be hurt by changing government regulations, increasing competition and interest rate movements.

•	The Small Cap Fund is not a complete investment program. As with any mutual fund investment, the Small Cap Fund’s returns will vary and you could lose money.

Is the Small Cap Fund Right for You?

The Small Cap Fund may be a suitable investment for:

•	Long-term investors seeking a fund with a long-term capital appreciation investment strategy.
•	Investors willing to accept greater price fluctuations associated with investments in smaller companies.
•	Investors who can tolerate the greater risks associated with small company stock.

ADDITIONAL INFORMATION ABOUT THE OVER-REACTION

FUND’S PRINCIPAL STRATEGIES AND RELATED RISKS

Principal Investment Strategies of the Over-Reaction Fund

Under normal circumstances, the Over-Reaction Fund will invest at least 80% of its net assets in equity securities of large capitalization (“large cap”) companies, which the Advisor defines as companies that are similar in market capitalization to those listed on the S&P 500® Index. As of December 31, 2009, the market capitalizations of companies included in the S&P 500® Index ranged from $1 billion to $324 billion. The Advisor utilizes its quantitative screening process described below to identify overlooked large cap companies with low P/E ratios, solid financial strength and strong management, that are selling below their intrinsic value and that pay relatively high dividends.

The Advisor then screens the candidates identified by its quantitative screening process for securities with an above-average dividend yield because the Advisor believes that high yield is a crucial indicator of investment success. Furthermore, the Advisor believes that the dividend growth rate of low P/E ratio securities tends to be significantly greater than average. Generally, the Advisor adopts a buy-and-hold portfolio, and the importance of dividends becomes a critical factor of total return in down-market periods. The Advisor believes that an above-average dividend yield gives a portfolio a potentially strong defensive characteristic. Furthermore, the Advisor believes that dividends not only provide most of any return during such periods, but that an above-average dividend yield also provides strong protection in down markets. In a volatile market environment, the Advisor believes that dividend yield can lower a portfolio’s volatility.

Under normal circumstances, the Over-Reaction Fund will invest at least 80% of its net assets in common stocks of large cap companies. This investment policy may not be changed without at least sixty (60) days’ notice to Over-Reaction Fund shareholders. Equity securities in which the Over-Reaction Fund may invest include common stocks, preferred stocks, convertible securities (such as convertible preferred stock or convertible debt securities), warrants, securities of other investment companies (including mutual funds, closed-end funds and exchange-traded funds) that invest primarily in large cap companies, foreign securities (directly or through ADRs or GDRs) and equity real estate investment trusts (“REITs”). While the Over-Reaction Fund normally will seek to invest in dividend-paying securities, the Fund also may acquire securities that do not pay dividends in anticipation of market appreciation or future dividends. To the extent the Advisor can find undervalued large cap equity securities trading at sufficiently attractive prices in various sectors, it will attempt to allocate the Over-Reaction Fund’s investments among a broad cross-section of market sectors and industries. However, there may be times when the Over-Reaction Fund may hold a substantial portion of its assets in one particular sector at a given time.

The Over-Reaction Fund intends to remain primarily invested in large cap equity securities. However, the Over-Reaction Fund also may invest in equity securities of medium capitalization and small capitalization companies. The Over-Reaction Fund may also invest in non-equity securities, such as fixed income securities if the Advisor believes that a company’s fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities. The Over-Reaction Fund may invest in derivatives, including index futures contracts, and options on stocks and index futures contracts (both purchases and sales (i.e., option writing) of puts and calls), to optimize returns under changing market conditions.

Quantitative Screening Process

The Over-Reaction Fund is managed using a “quantitative value” investment process. The Advisor’s investment process begins with a quantitative (i.e., statistical) screening process that identifies a universe of potentially undervalued stocks. For example, securities of a company may be undervalued as a result of overreaction by investors to unfavorable news about a company, its industry or the stock market in general, or as a result of market decline, poor economic conditions, tax-loss selling or actual or anticipated unfavorable developments affecting the company. Because the Advisor believes that a strategy that merely seeks to invest in “cheap” stocks seldom achieves consistently superior results, the primary quantitative factor in the Advisor’s investment process is to identify stocks with low P/E ratios. The Advisor believes that a low P/E ratio is the common characteristic of stocks with the potential for superior performance. In addition, the Advisor’s screening process seeks to identify stocks whose market prices are low in relation to their book value and cash flow. Other characteristics sought by the Advisor include stocks with strong financial positions, and those with relatively low or sharply declining institutional ownership, because the Advisor believes that low institutional ownership indicates that such stocks are falling out of favor with the investment community and may indicate that such stocks are becoming cheap. The quantitative process also screens each candidate’s debt-to-capital ratio to determine that there is a manageable amount of debt on a candidate’s balance sheet, with a goal of identifying companies with no more than 50% to 60% of their total capital composed of debt. The Advisor may also screen a company’s cash and current ratio, with a goal of identifying companies with strong staying power, and those with the ability to self-finance should the need arise.

Once the Advisor’s proprietary quantitative screening process has identified a universe of potentially undervalued stocks, the Advisor engages in a fundamental analysis of each identified stock in order to select a group of promising stocks that it believes have fundamental strength and strong management. The Advisor will seek to avoid stocks with problematically low P/E ratios and concentrate on those stocks that have shown above average earnings growth on both a five- and ten-year basis. The Advisor will seek to limit portfolio risk by avoiding the deceptively appealing “fad” of the day. The Advisor believes that buying securities at a price that is below their true worth may achieve greater returns than those generated by paying premium prices for companies currently in favor in the market. Because the Advisor intends to select securities that may be out of favor with investors, the Advisor believes in the importance of patience in waiting for the market’s realization of underlying value to come into line with the Advisor’s opinion of a security’s value.

The Advisor typically will sell a stock when the Advisor believes that its price is unlikely to go higher, its fundamental factors have changed, or other investments offer better opportunities. The Advisor will seek to avoid the common mistake of “overstaying,” or watching the price of a particular stock move sharply higher only to see it nosedive thereafter.

Principal Risks of Investing in the Over-Reaction Fund:

All investments involve risks, and the Market Over-Reaction Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Market Over-Reaction Fund.

•

Equity Risk. Stock markets can be volatile. In other words, the prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Over-Reaction Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s investments will underperform the securities markets generally.

•

Value Risk. The Over-Reaction Fund seeks to invest in securities that are undervalued or out of favor with the market in the Advisor’s opinion. The market may not agree with the Advisor’s determination that a security is undervalued, and the security’s price may not increase to what the Advisor believes is its full value. It may even decrease in value. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. These stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

•

Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results. If the Advisor’s perception of the value of a company is not realized in the expected time frame, the Over-Reaction Fund’s overall performance may suffer.

•

Large Cap Risk. Large cap companies tend to be less volatile than companies with smaller market capitalization. This potentially lower risk means that the Over-Reaction Fund’s share price may not rise as much as share prices of funds that focus on smaller capitalization companies.

•

Mid Cap Risk. Stocks of mid cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment.

•	Small Cap Risk. To the extent the Over-Reaction Fund invests in small cap companies, it will be subject to additional risks. These include:
➢	The earnings and prospects of smaller companies are more volatile than larger companies.
➢	Smaller companies may experience higher failure rates than do larger companies.
➢

The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

➢	Smaller companies may have limited markets, product lines or financial resources and may lack management experience.
•

Foreign Risk. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Over-Reaction Fund’s investments in a foreign country. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. The Advisor does not intend to hedge against currency movements in the various markets in which the Over-Reaction Fund invests so the value of the Over-Reaction Fund is subject to the risk of adverse changes in currency exchange rates.

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Investment Company Securities Risks. When the Over-Reaction Fund invests in another investment company, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Over-Reaction Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

➢

ETF Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

➢

Closed-End Fund Risk. The amount of public information available about closed-end funds is generally less than for mutual funds. Consequently, the Advisor may make investment decisions based on information that is incomplete or inaccurate. In addition, because closed-end funds are not redeemable at the holder’s option, such funds typically trade primarily on the secondary market. The secondary market for non-exchange listed funds tends to be less liquid, which may adversely affect the Fund’s ability to sell its securities at attractive prices. In addition, such securities may be subject to increased price volatility. The market price of a closed-end fund’s shares may be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than, or equal to, the closed-end fund’s net asset value. This means that a closed-end fund’s shares may trade at a discount to (or below) its net asset value.

•

Derivatives Risk. The Over-Reaction Fund may use derivatives to hedge risks inherent in its portfolio, to enhance the potential return of its portfolio, to diversify its portfolio, as a substitute for taking a position in an underlying debt security, or to reduce transaction costs associated with managing the Fund’s portfolio. A small investment in derivatives could have a potentially large impact on the Fund’s performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets, including the risk that changes in the value of a derivative held by the Fund may not correlate with the Fund’s other investments.

➢

Put and Call Options Risks. The Over-Reaction Fund may use options as part of its investment program. There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option (that is, where the seller does not own the underlying security) assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. In such event, the securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. To the extent the premium received does not cover the difference in the market price and the exercise price, the seller will incur substantial losses when it is obligated to purchase the underlying securities at the higher market price, and sell such securities to the option holder at the lower option price. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. In such case, the seller will be obligated to purchase the securities at a much higher price from the option holder than the prevailing market price of the securities. The seller will suffer substantial losses to the extent the premium received is less than the difference between the option price and the market price of the securities. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

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Futures Contracts and Options on Futures Contracts Risks. The Over-Reaction Fund may trade in futures contracts (and related options) on securities indices, U.S. government securities, currencies, and other financial instruments or commodities, a practice which may involve substantial risks. The low margin or premiums normally required in such trading may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately larger profit or loss. There is no assurance that a liquid secondary market will exist for futures contracts (or related options) purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses. Futures positions may be illiquid because, for example, most U.S. commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits.” Once the price of a contract for a particular future has increased or decreased by an amount equal to the daily limit, positions in the future can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. Futures contract prices on various commodities or financial instruments occasionally have moved to the daily limit for several consecutive days with little or no trading. Similar occurrences could prevent the Fund from promptly liquidating unfavorable positions and cause it to be subject to substantial losses. In addition, the Fund may not be able to execute futures contract trades at favorable prices if trading volume in such contracts is low. It is also possible that an exchange or the Commodity Futures Trading Commission (the “CFTC”) may suspend trading in a particular contract, order immediate liquidation and settlement of a particular contract or order that trading in a particular contract be conducted for liquidation only. In addition, the CFTC and various exchanges impose speculative position limits on the number of positions that may be held in particular commodities. Trading in commodity futures contracts and related options are highly specialized activities that may entail greater than ordinary investment or trading risks.

➢

Hedging Risks. When the Advisor uses options and futures contracts for hedging purposes, the profit or loss associated with the options or futures contracts is intended to offset any profit or loss associated with corresponding long positions in other securities, and thus hedging strategies will reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the long positions. Also, to the extent the profit or loss from the derivative and from the corresponding long position do not correlate, there is the risk that the Over-Reaction Fund will realize a net loss.

➢

Counterparty Risk. Many of the markets in which the Over-Reaction Fund effects derivative transactions are “over-the-counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange-based” markets. When the Fund invests in derivative, over-the-counter transactions (including options), it is assuming a credit risk with regard to parties with which it trades and also bears the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. The Over-Reaction Fund is not restricted from dealing with any particular counterparty or from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

➢	Liquidity Risk. With derivative investments, there is the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired.
•

Sector Risk. To the extent that the Over-Reaction Fund focuses in one or more sectors, factors affecting those sectors could affect the Fund’s performance. For example, financial services companies could be hurt by changing government regulations, increasing competition and interest rate movements.

•

Real Estate Investment Trust (REIT) Risk. When the Over-Reaction Fund invests in a REIT, it is subject to risks generally associated with investing in real estate, such as: (i) possible declines in the value of real estate, (ii) adverse general and local economic conditions, (iii) possible lack of availability of mortgage funds, (iv) changes in interest rates, and (v) environmental problems. In addition, REITs are subject to certain other risks related specifically to their structure and focus, such as: (i) dependency upon management skills, (ii) limited diversification, (iii) the risks of locating and managing financing for projects, (iv) heavy cash flow dependency, (v) possible default by borrowers, (vi) the costs and potential losses of self-liquidation of one or more holdings, (vii) the possibility of failing to maintain exemptions from securities registration, and (viii) in many cases, relatively small market capitalizations, which may result in less market liquidity and greater price volatility.

•

Fixed Income Securities Risks. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Over-Reaction Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

•

Portfolio Turnover Risk. At times, the Over-Reaction Fund may have a portfolio turnover rate that exceeds 100%. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

•	The Over-Reaction Fund is not a complete investment program. As with any mutual fund investment, the Over-Reaction Fund’s returns will vary and you could lose money.

Is the Over-Reaction Fund Right for You?

The Over-Reaction Fund may be a suitable investment for:

•	Long-term investors seeking a fund with a total return investment strategy.
•	Investors willing to accept price fluctuations in their investment.
•	Investors who can tolerate the general risks associated with equity investments.

ADDITIONAL INFORMATION ABOUT THE INTERNATIONAL

FUND’S PRINCIPAL STRATEGIES AND RELATED RISKS

Principal Investment Strategies of the International Fund

The International Fund will seek to achieve its objective by investing in a diversified portfolio consisting primarily of equity securities that are undervalued in the opinion of the Advisor. Equity securities consist of common stocks and securities convertible into common stocks, such as warrants, rights, convertible bonds, debentures or convertible preferred stock. The Advisor seeks to find overlooked companies with low price-to-earnings (“P/E”) ratios, solid financial strength and strong management that are selling below their current market value.

Under normal market conditions, the International Fund will invest at least 80% of its assets in the common stocks of issuers that are located outside of the U.S. This investment policy is not fundamental and may be changed by the Board of Trustees of the Trust, without a vote of shareholders, upon sixty (60) days’ prior written notice to International Fund shareholders. The International Fund will normally invest in companies located in at least three countries outside of the U.S. Although the International Fund is not subject to any additional geographic requirement, the Fund intends to invest most of its assets in equity securities of issuers located in countries which are generally considered to have developed markets, such as the United Kingdom, the eleven Euro-zone countries (France, Germany, Italy, Spain, Portugal, Finland, Ireland, Belgium, the Netherlands, Luxembourg and Austria), Switzerland, Norway, Japan, Hong Kong, Australia, and Singapore. The International Fund may invest up to 50% of its assets in equity securities issued by companies in “developing countries” or “emerging markets,” including but not limited to countries or markets such as Taiwan, Malaysia, Indonesia, Brazil, Mexico, Korea, China and India.

The International Fund will primarily hold equity securities of companies listed on a foreign securities exchange or quoted on an established foreign over-the-counter market, and the securities may also be listed or traded in the form of ADRs, GDRs, or other types of depository receipts. The securities listed on a foreign securities exchange or quoted on an established foreign over-the-counter market may be either within or outside of the issuer’s domicile country. The International Fund may also invest in the shares of closed-end investment companies and exchange-traded investment companies that invest in securities that are consistent with the Fund’s investment objective and policies.

The International Fund has the authority to enter into forward contracts to purchase or sell foreign currencies, purchase and write covered call options on foreign currencies and to enter into contracts for the purchase or sale for future delivery of foreign currencies. The International Fund will engage in these financial and currency futures contracts and related options and currency options as a hedging technique to minimize the effect of currency fluctuations on the Fund and not for speculative purposes. On occasion, the Advisor may invest up to 20% of the assets of the International Fund in fixed income securities if the Advisor anticipates that interest rate changes in the marketplace may cause the value of the securities held to appreciate. In addition, the Advisor may invest in excess of 20% of the International Fund’s assets in fixed income securities if the Advisor believes that the equity markets currently pose an unreasonable degree of risk and therefore the Advisor is taking a temporary defensive posture. Should such a temporary defensive posture be taken, the International Fund may not comply with its usual investment restrictions and limitations.

In considering whether to purchase a particular security, the Advisor considers a number of factors. Securities having a low P/E ratio are used to initially screen securities and establish the potential universe of securities from which the Advisor will select investments. The Advisor will then perform an analytical process to make the final security selection. The specific factors considered in this process will vary depending on the particular security, the sector it is in, as well as market conditions; however, these specific factors may include: trailing twelve month P/E ratio, price to book ratio, dividend yield, the method in which the company has historically utilized free cash flow (such as stock buy back programs, financing capital expenditures, etc.), market capitalization, stock price relative to the stock’s historical stock price, earnings growth rate, debt to capital ratio, and return on equity. The order of the list above does not necessarily represent the order or weight given to those factors. Additional factors may be considered by the Advisor depending on market conditions and the security being evaluated for purchase.

Principal Risks of Investing in the International Fund:

All investments involve risks, and the International Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the International Fund.

•

Equity Risk. Stock markets can be volatile. In other words, the prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The International Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the International Fund’s investments will under-perform the securities markets generally.

•

Value Risk. The International Fund seeks to invest in securities that are undervalued or out of favor with the market in the Advisor’s opinion. The market may not agree with the Advisor’s determination that a security is undervalued, and the security’s price may not increase to what the Advisor believes is its full value. It may even decrease in value. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

•

Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results. If the Advisor’s perception of the value of a company is not realized in the expected time frame, the International Fund’s overall performance may suffer.

•

Foreign Risk. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Foreign investments may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, a lack of government regulation, and legal systems or market practices that permit inequitable treatment of minority and/or non-domestic investors. The International Fund also invests in securities of companies that trade in emerging and developing markets. In addition to the typical risks that are associated with investing in foreign countries, companies in developing countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities traded in more developed markets.

•

Derivatives Risk. Options and futures in the International Fund’s portfolio involve higher risk and may subject the International Fund to higher price volatility. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the International Fund.

•

Closed-End Fund Risk. When the International Fund invests in closed-end funds, it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying closed-end funds. Therefore, the International Fund will incur higher expenses, many of which may be duplicative. In addition, the International Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The International Fund has no control over the risks taken by the underlying funds in which it invests. In addition, closed-end funds pose additional risks. The amount of public information available about closed-end funds is generally less than for mutual funds. Consequently, the Advisor may make investment decisions based on information that is incomplete or inaccurate. In addition, because closed-end funds are not redeemable at the holder’s option, such funds typically trade primarily on the secondary market. The secondary market for non-exchange listed funds tends to be less liquid, which may adversely affect the International Fund’s ability to sell its securities at attractive prices. In addition, such securities may be subject to increased price volatility. The market price of a closed-end fund’s shares may be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than, or equal to, the closed end fund’s net asset value. This means that a closed end fund’s shares may trade at a discount to (or below) its net asset value.

•	The International Fund is not a complete investment program. As with any mutual fund investment, the International Fund’s returns will vary and you could lose money.

Is the International Fund Right for You?

The International Fund may be a suitable investment for:

•	long-term investors seeking a fund with an investment strategy of capital appreciation

•	investors willing to accept greater price fluctuations associated with investments in foreign issuers
•	investors who can tolerate the general risks associated with equity investments
•	investors who can tolerate the greater risks associated with foreign issuers

GENERAL INVESTMENT STRATEGIES AND RELATED RISKS

Value Stocks. The Advisor is a deep value contrarian investor that focuses on finding bargains – temporarily depressed or overlooked stocks that the market has misjudged as to future prospects. For example, securities of a company may be undervalued as a result of overreaction by investors to unfavorable news about a company, its industry or the stock market in general, or as a result of market decline, poor economic conditions, tax-loss selling or actual or anticipated unfavorable developments affecting the company. However, the Advisor does not focus exclusively on the “cheapness” of the stock. The Advisor will apply careful and sophisticated analytical techniques to each stock in the low P/E universe to identify those with fundamental financial strength. The Advisor also will seek to limit the risks of investing in a Fund by avoiding the deceptively appealing fad of the day. The Advisor believes that buying securities at a price that is below their true worth may achieve greater returns for a Fund than those generated by paying premium prices for companies currently in favor in the market. The Advisor typically will sell a stock when the Advisor believes that its price is unlikely to go higher, its fundamental factors have changed, or other investments offer better opportunities. The Advisor will seek to avoid the common mistake of “overstaying,” or watching the price of a particular stock move sharply higher only to see it nosedive thereafter.

Foreign Stocks. Each Fund may invest in foreign stocks, either directly or through ADRs or GDRs, which are issued by a bank or trust company and represent ownership of underlying securities issued by a foreign company. ADRs and GDRs are alternatives to the direct purchase of the underlying foreign stock. Securities of foreign companies may be riskier than securities of U.S. companies.

Foreign Investing. Each Fund may purchase equity and other securities issued in foreign countries, both developed and undeveloped. In addition to the usual risks inherent in domestic investments, substantial risks are involved in investing in securities issued by companies in foreign nations. Such risks include: the possibility of expropriation; nationalization; confiscatory taxation; taxation of income earned in foreign nations or other taxes imposed relating to investments in foreign nations; foreign exchange controls (which may include suspension of the ability to transfer currency from a given country); political or social instability; and diplomatic developments that could affect investments in securities of issuers in foreign nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the U.S. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. Further, a Fund may encounter difficulties or be unable to  pursue legal remedies and obtain judgments in foreign courts. Commission rates in foreign countries, which are sometimes fixed rather than negotiated as in the U.S., are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. In many foreign countries, there is less governmental supervision and regulation of business and industry practices, stock exchanges, broker-dealers and listed companies than in the U.S. The securities markets of many of the countries in which a Fund may invest also may be smaller, less liquid and subject to greater price volatility than those in the U.S. Further, in some countries it may be difficult for a Fund to establish direct legal ownership of investments it has made.

A Fund’s investments in emerging or developing countries involve the same risks as are described above for foreign investing. In addition, many companies in emerging or developing countries generally do not have lengthy operating histories. Prior governmental approval may be required in some developing countries for the release of investment income, capital and sale proceeds to foreign investors, and some developing countries may limit the extent of foreign investment in domestic companies. There may be a lack of availability of currency hedging or other risk management techniques in certain developing countries. Emerging market countries may suffer from currency devaluation and higher rates of inflation. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities traded on more developed markets.

Depository Receipts. Each Fund may invest in American Depository Receipts (“ADRs”), Global Depository Receipts (“GDRs”) and European Depository Receipts (“EDRs”) that are traded on U.S. markets. ADRs are securities, typically issued by a U.S. financial institution (a “depository”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depository. GDRs and EDRs are securities that represent ownership interests in a security or pool of securities issued by a foreign or U.S. corporation. Depository receipts may be available through “sponsored” or “un-sponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and the depository, whereas an un-sponsored facility is established by the depository without participation by the issuer of the underlying security.

Holders of un-sponsored depository receipts generally bear all of the costs of the un-sponsored facility. The depository of an un-sponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of un-sponsored depository receipts may provide less information to receipt holders. Investments in depository receipts do not eliminate the risks in investing in foreign issuers. The market value of depository receipts is dependent on the market value of the underlying securities, and fluctuations in the relative value of the currencies in which the depository receipts and the underlying securities are quoted.

Foreign Currencies. The International Fund may engage in currency transactions with counterparties for investment purposes or in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. The Fund only engages in tactical currency hedging to preserve the value of its portfolio during times of base currency strength. Currency transactions include forward currency contracts, exchange-listed currency futures, exchange-listed and over-the-counter options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract between the parties, at a specified price. These contracts are traded in the inter-bank market and conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement or commissions charges. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies.

Investments in Other Investment Companies. The Over-Reaction Fund may invest in other investment companies, including open-end mutual funds, money market funds, ETFs (including ETFs that hold portfolios of securities that closely track the price performance and dividend yield of various indices), and actively managed closed-end funds. Subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (the “1940 Act”), the Over-Reaction Fund may elect to pursue its investment objectives either by investing directly in securities or, by investing in one or more of these underlying investment companies. As a shareholder of an underlying fund, the Over-Reaction Fund indirectly will bear management and other fees which are in addition to the fees the Over-Reaction Fund pays its service providers.

The Small Cap Fund, the Over-Reaction Fund, and the International Fund may invest in closed-end funds. The structure of a closed-end fund poses additional risks than are involved when investing in open-end mutual funds. For example, closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. By comparison, mutual funds issue securities redeemable at net asset value at the option of the shareholder, and typically engage in a continuous offering of their shares. If a closed-end fund’s underlying market value rises and a fund’s premium narrows or its discount widens, the price return of the closed-end fund – the actual return to the shareholder – will be less than the fund’s NAV return. Generally, demand for the type of asset class in which a closed-end fund invests will drive changes in, and levels of, premiums and discounts. The market price of closed-end fund shares may also be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than or equal to the closed fund’s net asset value. Another risk generally associated with closed-end funds is that most closed-end funds leverage their assets in the attempt to enhance their yield at the expense of increased NAV volatility.

Derivatives. Each Fund may use derivatives. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Futures contracts and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The derivative securities which a Fund may purchase or sell, for both hedging and non-hedging purposes, include exchange-traded put or call options, futures contracts, options on futures contracts and other securities or contracts whose values depend on the value of one or more other assets, such as securities or various indices.

As a hedging strategy, a Fund may use derivatives to “lock-in” realized but unrecognized gains in the value of the Fund’s portfolio securities. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. To the extent that a hedge matures prior to or after the disposition of the investment subject to the hedge, any gain or loss on the hedge will be realized earlier or later than any offsetting gain or loss on the hedged investment.

A Fund also may use derivative instruments to manage the risks of its portfolio or to obtain market exposure. Risk management strategies include, but are not limited to, facilitating the sale of portfolio securities, managing the effective maturity or duration of debt obligations in the Fund’s portfolio, establishing a position in the derivatives markets as a substitute for buying, selling, or holding certain securities, or creating or altering exposure to debt securities. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way to invest than traditional debt securities would.

Futures contracts are a type of derivative that enables a Fund to buy or sell an asset in the future at an agreed-upon price. Options are a type of derivative that gives the purchaser the right, or the writer the obligation, to buy or sell an asset at a pre-determined price in the future. Derivatives have risks associated with them including the risk that the use of such instruments could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of options and futures contracts entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund’s position. In addition, futures and options markets may not be liquid in all circumstances. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of derivatives would reduce net asset value, and possibly income, and such losses can be greater than if the derivative transactions had not been utilized.

Changes in Investment Objectives and Policies. Each Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Trust, without a vote of shareholders, upon sixty (60) days’ prior written notice to shareholders.

Temporary Defensive Measures. From time to time, a Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, a Fund may hold up to 100% of its assets in short-term U.S. government securities, money market instruments, shares of other no-load mutual funds or repurchase agreements. If a Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, a Fund may not achieve its investment objective. Each Fund may also invest in these instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies.

Not FDIC Insured. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PORTFOLIO HOLDINGS

A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s securities holdings is available in the Statement of Additional Information.

HOW TO BUY SHARES

Shares of each Fund are available exclusively to U.S. citizens. To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We also may ask to see your driver’s license or other identifying documents, and may take additional steps to verify your identity. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Funds may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Funds reserve the right to close your account without notice and return your investment to you at the applicable Fund’s NAV determined on the day in which your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

The High Opportunity Fund, the Mid Cap Fund, and the Over-Reaction Fund offer Class A, Class C, and Institutional Class shares. The Small Cap Fund offers Class A, Retail Class and Institutional Class shares. The International Fund offers Retail Class shares. Each class of shares of a Fund represents an interest in the same portfolio of securities, but each class has its own expense structure and investment minimum, providing you with different choices for meeting the needs of your situation. Depending upon how you wish to purchase shares of a Fund, and the amount of your investment, the share classes available to you may vary.

Class A Shares

Class A shares of each applicable Fund are purchased at the public offering price (i.e., net asset value plus the sales charge), are sold primarily through broker-dealers and other financial institutions, and are subject to 12b-1 fees discussed in more detail below under “Distribution Plans”. Class A shares may also be purchased directly from the Fund through the distributor or the Advisor. While Class A shares are subject to a sales charge, discussed under “Sales Charges” below, to compensate dealers of the Funds for additional services they may provide to you, they are not subject to the short-term redemption fee of 1.00% that the Retail Class shares are subject to. The minimum initial investment in the Class A shares of a Fund is $2,500 and minimum subsequent investments are $1,000. The Advisor may, in its sole discretion, waive these minimums for individual retirement accounts (“IRAs”), for accounts participating in an automatic investment program, and in certain other circumstances. You should select the class of shares that best addresses your investment needs.

Class C Shares

Class C shares of the High Opportunity Fund, the Mid Cap Fund, and the Over-Reaction Fund are purchased at net asset value (“NAV”), are sold primarily through broker-dealers and other financial institutions, and are subject to 12b-1 fees discussed in more detail below under “Distribution Plans”. You do not pay an initial sales charge on purchases of Class C shares and all of your purchase payment is immediately invested in the applicable Fund. The dealer of record receives a payment from the Fund’s distributor of 1.00% of the amount you invest in Class C shares. If you redeem your Class C shares within twelve (12) months of purchase, you will be subject to a 1.00% contingent deferred sales charge (“CDSC”), based on the lower of the shares’ cost or current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. The minimum initial investment in the Class C shares of a Fund is $2,500 and minimum subsequent investments are $1,000. The Advisor may, in its sole discretion, waive these minimums for IRAs, for accounts participating in an automatic investment program, and in certain other circumstances.

Retail Class Shares

Retail Class shares of the Small Cap Fund and the International Fund are purchased at NAV. Like the Class A shares, Retail Class shares are sold through broker-dealers and other financial institutions or directly from the Fund through the distributor or the Advisor, however, Retail Class shares are not subject to a sales charge. They are, however, subject to a 1.00% short-term redemption fee, which is discussed in more detail below under the sub-heading “Fund Policy on Market Timing.” In addition, Retail Class shares are subject to 12b-1 fees discussed in more detail below under “Distribution Plans.” The minimum initial investment in Retail Class shares is $2,500 and minimum subsequent investments are $1,000. The Advisor may, in its sole discretion, waive these minimums for IRAs, for accounts participating in an automatic investment program, and in certain other circumstances. You should select the class of shares that best addresses your investment needs.

Institutional Class Shares

The Institutional Class shares of each applicable Fund are purchased at NAV, are intended for high net worth individual investors and qualified institutions purchasing shares for their own account or for qualifying omnibus accounts, and are not subject to any 12b-1 fees. Qualified institutions include corporations, banks, insurance companies, trusts, endowments, foundations, qualified retirement plans, registered investment advisors and broker-dealers. The minimum initial investment for the Institutional Class shares of a Fund is $100,000, and subsequent investments are subject to a minimum of $1,000. The Advisor may, in its sole discretion, waive these minimums for existing clients of the Advisor and other related parties, as well as in certain other circumstances.

As to all of the classes, if your investment is aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions, other than in connection with short-term redemptions of Retail Class shares of the Small Cap Fund or the International Fund. However, if you purchase or redeem shares through a broker-dealer or other intermediary, you may be charged a fee by that intermediary.

Initial Purchase

By Mail – To be in proper form, your initial purchase request must include:

•	a completed and signed investment application form; and
•	a personal check with name pre-printed (subject to the minimum amounts) made payable to the appropriate Fund and class of shares.

Mail the completed application and check to:

U.S. Mail:	Dreman Contrarian Funds

c/o Unified Fund Services, Inc.

P.O. Box 6110

Indianapolis, Indiana 46206-6110

Overnight:	Dreman Contrarian Funds

c/o Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, Indiana 46208

By Wire – You may also purchase shares of a Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at 800-247-1014 to obtain instructions.

You must provide a signed application to Unified Fund Services, Inc., at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, its custodian and its transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Funds or the transfer agent. There is presently no fee for the receipt of wired funds, but a Fund may charge shareholders for this service in the future.

Sales Charges

Class A shares of each applicable Fund are purchased at the public offering price through broker-dealers and other financial institutions. The term “offering price” includes a sales charge. Therefore, the public offering price for the Class A shares is the next determined net asset value per share plus a sales charge as shown in the table below. Certain persons may be entitled to purchase shares of the Fund without paying a sales commission. See “Purchases Without a Sales Charge.”

Amount of Investment	Sales Charge as a % of:
	Public Offering Price	Net Amount Invested
Less than $50,000	5.75%	2.50%
$50,000 but less than $100,000	6.10%	2.56%
$100,000 but less than $250,000	4.50%	2.00%
$250,000 but less than $500,000	4.71%	2.04%
$500,000 but less than $1,000,000	3.50%	None
$1,000,000 or more	3.63%	None

Sales Charge Reduction And Waivers

                      Breakpoint Discounts. As the table above shows, the larger your investment in a Fund’s Class A shares, the lower the initial sales charge imposed on your purchase. Each investment threshold that qualifies for a lower sales charge is known as a “breakpoint.” You may be able to qualify for a breakpoint on the basis of a single purchase, or by aggregating the amounts of more than one purchase in the following ways:

•

Right of Accumulation. Any “purchaser” (as defined below) may buy Class A shares of a Fund at a reduced sales charge by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the Fund then held by the purchaser and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all Class A shares purchased thereafter.

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Letter of Intent. A Letter of Intent (“LOI”) for amounts of $50,000 in Class A shares or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a thirteen (13) month period, provided that the investor refers to such LOI when placing orders. For purposes of an LOI, the “Amount of Investment” as referred to in the preceding sales charge table includes all purchases of Class A shares of the Fund over the 13-month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13-month period starting up to ninety (90) days before the date of execution of an LOI. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact the Fund’s transfer agent to obtain an LOI application.

                      For purposes of determining the applicable sales charge discount, a “purchaser” includes an individual, his spouse and their children under the age of 21, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary may be involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administrator, or a single dealer, or by other means which result in economy of sales effort or expense.

                      Shareholder’s Responsibility With Respect to Breakpoint Discounts. In order to obtain any of the sales charge discounts set forth above, you must inform your financial adviser of the existence of any eligible amounts under any Rights of Accumulation or LOI, in accounts held by Family Members at the time of purchase. You must inform your financial adviser of all shares of a Fund held (i) in your account(s) at the financial adviser, (ii) in your account(s) by another financial intermediary, and (iii) in any other accounts held at any financial intermediary belonging to Family Members. IF YOU FAIL TO INFORM YOUR FINANCIAL ADVISER OR THE FUND OF ALL ELIGIBLE HOLDINGS OR PLANNED PURCHASES, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU WOULD OTHERWISE BE ENTITLED. The Fund will require the names and account numbers of all accounts claimed in connection with a request for a sales charge discount. You may also be required to provide verification of holdings (such as account statements and/or copies of documents that reflect the original purchase cost of your holdings) that qualify you for a sales charge reduction. As such, it is very important that you retain all records that may be needed to substantiate an original purchase price of your holdings, as the Funds, their transfer agent, and financial intermediaries may not maintain this information.

                    Purchases Without a Sales Charge. The persons described below may purchase and redeem Class A shares of a Fund without paying a sales charge. In order to purchase Class A shares without paying a sales charge, you must notify the Funds’ transfer agent as to which conditions apply.

•

Trustees, officers and employees of the Funds, the Advisor, and service providers of the Funds, including members of the immediate family of such individuals and employee benefit plans of such entities;

•

Broker-dealers with selling agreements with the Funds’ distributor or otherwise entitled to be compensated under a Fund’s 12b-1 Class A Distribution Plan (and employees, their immediate family members and employee benefit plans of such entities);

•	Registered representatives (and their immediate family members) of broker-dealers with selling agreements with the Funds’ distributor;
•	Tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in a Fund;
•

Financial planners, registered investment advisers, bank trust departments and other financial intermediaries with service agreements with the Funds’ distributor (and employees, their immediate family members and employee benefit plans of such entities);

•

Clients (who pay a fee to the relevant administrator or financial intermediary) of administrators of tax-qualified plans, financial planners, registered investment advisers, bank trust departments and other financial intermediaries, provided the administrator or financial intermediary has an agreement with the Funds’ distributor or the Funds for this purpose;

•	Clients of the Funds’ Advisor who were not introduced to the Advisor by a financial intermediary and, prior to the effective date of a Fund, executed investment management agreements with the Advisor;
•	Separate accounts of insurance companies, provided the insurance company has an agreement with the Funds’ distributor or the Funds for this purpose;
•

Participants in wrap account programs, provided the broker-dealer, registered investment adviser or bank offering the program has an agreement with the Funds’ distributor or the Funds for this purpose;

•	Clients solicited by employees of the Funds Advisor and who were not otherwise introduced to the Funds or the Advisor by a financial intermediary within one year of the purchase.

                      In addition, Class A shares of each applicable Fund may be purchased at net asset value through processing organizations (broker-dealers, banks or other financial institutions) that have a sales agreement or have made special arrangements with the Funds’ distributor. When shares are purchased this way, the processing organization, rather than its customer, may be the shareholder of record of the shares. The minimum initial and subsequent investments in a Fund for shareholders who invest through a processing organization generally will be set by the processing organization. Processing organizations may also impose other charges and restrictions in addition to, or different from, those applicable to investors who remain the shareholder of record of their shares. Thus, an investor contemplating investing with the Funds through a processing organization should read materials provided by the processing organization in conjunction with this Prospectus.

          Website Disclosure.The Funds do not currently maintain a website. Information about sales charges, including sales load breakpoints, the Right of Accumulation and LOIs, is fully disclosed in this prospectus. The Funds believe that it is very important that an investor fully consider all aspects of their investment and be able to access all relevant information in one location. Therefore, the Funds do not make the sales charge information available to investors on a website.

          Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of $1 million or more, or purchases by qualified retirement plans with at least 200 employees, however, a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed if such Class A shares are redeemed within eighteen (18) months of their purchase, based on the lower of the shares’ cost or current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC.

          Class C shares are subject to a CDSC of 1.00% if you redeem your shares within twelve (12) months of purchase, based on the lower of the shares’ cost or current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC.

          In determining whether a CDSC is payable, a Fund will first redeem shares not subject to any charge. The CDSC will be waived on redemptions of shares arising out of the death or post-purchase disability of a shareholder or settlor of a living trust account, and on redemptions in connection with certain withdrawals from IRA or other retirement plans. The Funds’ distributor receives the entire amount of any CDSC you pay. See the Funds’ Statement of Additional Information for additional information about the CDSC.

          Except as stated below, the dealer of record receives commissions on sales of $1 million or more based on an investor’s cumulative purchases during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

          On sales to qualified retirement plans for which no sales charge was paid because the plan had at least 200 eligible employees, the dealer of record receives commissions during each one-year measuring period, determined as described above, at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million, 0.50% of the next $16 million and 0.25% thereafter.

Additional Investments

You may purchase additional shares of a Fund at any time (subject to minimum investment requirements) by mail, wire or automatic investment. Each additional mail purchase request must contain:

•	your name;
•	the name of your account(s);
•	your account number(s);
•	the name of the appropriate Fund (and the appropriate class); and
•	a check made payable to the appropriate Fund (and the appropriate class).

Checks should be sent to the appropriate Fund at the address listed under the heading “Initial Purchase – By Mail” in this prospectus. A bank wire should be sent as outlined under the heading “Initial Purchase – By Wire” in this prospectus.

Automatic Investment Plan

You may make regular investments in any Fund with an Automatic Investment Plan by completing the appropriate section of the account application or completing a systematic investment plan form with the proper signature guarantee and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

Each Fund may be an appropriate investment for tax-sheltered retirement plans, including: IRAs; simplified employee pensions (“SEPs”); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Funds’ transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with your attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of a Fund from the IRA unless you pay the fees directly to the IRA custodian. Call Shareholder Services at 800-247-1014 about the IRA custodial fees.

Distribution Plans

Each applicable Fund has adopted a distribution plan for its Class A shares in accordance with Rule 12b-1 under the 1940 Act. Under each Fund’s Class A plan, the Fund can pay a fee of up to 0.25% of the Fund’s average daily net assets of Class A shares to the Advisor or certain broker-dealers, investment advisers, bank or other financial institutions to help defray the cost of servicing Class A shareholders.

The High Opportunity Fund, the Mid Cap Fund, and the Over-Reaction Fund have each adopted a Rule 12b-1 plan for Class C shares. Under each Fund’s Class C plan, the Fund pays a fee of 1.00% of the Fund’s average daily net assets of Class C shares (0.75% to help defray the cost of distributing Class C shares and 0.25% for servicing Class C shareholders).

The Small Cap Fund and the International Fund have adopted a Rule 12b-1 Plan for Retail Class shares. Under each Fund’s Retail Class plan, the Fund pays a fee of 0.25% of Retail Class shares to help defray the cost of servicing Retail Class shareholders.

Because these fees are an ongoing expense, over time they reduce the net investment results of a Fund and may cost you more than paying other types of sales charges.

Other Purchase Information

Each Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks should be made payable to the appropriate Fund. Each Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Cashier’s checks and bank official checks in amounts less than $10,000 will also be accepted for IRA transfers from other financial institutions.

The Funds have authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders. A Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Funds’ transfer agent.

HOW TO REDEEM SHARES

You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of a Fund’s securities at the time of your redemption. As stated above, the High Opportunity Fund, the Mid Cap Fund, and the Over-Reaction Fund each assesses a 1.00% CDSC against investment proceeds of Class C shares redeemed within one year of investment. The applicable Fund will first redeem the Class C shares that have been owned the longest period of time. The holding period is calculated on a monthly basis and begins on the first day of the month in which the shares were bought. No CDSC will be imposed on Class C shares that were bought through the reinvestment of dividends and capital gains. When Class C shares subject to a CDSC are redeemed, the CDSC is calculated on the net asset value attributable to shares on the date of redemption, and is deducted from the redemption proceeds. A CDSC may also be applicable with respect to redemptions of Class A shares – see “Contingent Deferred Sales Charge” above.

A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer, which fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The Funds do not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1.00% of a Fund’s net asset value, that Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1.00% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, you may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from a Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

Fund Policy on Market Timing

Each Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a redemption policy to discourage short-term traders and/or market timers from investing in the Funds. The Funds will reject any purchase order with respect to any investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive.

In addition, for an investment in the Retail Class shares of the Small Cap Fund or the International Fund, a 1.00% short-term redemption fee will be assessed against investment proceeds withdrawn within sixty (60) days of investment. For purchases made prior to June 1, 2009, the redemption fee will be assessed against investment proceeds withdrawn within one year of investment. For purchases of Institutional Class shares of the High Opportunity Fund, the Mid Cap Fund, and the Over-Reaction Fund (formerly designated as Retail Class shares) prior to June 1, 2009, a 1.00% redemption fee will be assessed against investment proceeds withdrawn within one year of investment. Fund shares received from reinvested distributions or capital gains are not subject to the redemption fee. After excluding any shares that are associated with reinvested distributions from the redemption fee calculation, a Fund uses a “first-in, first-out” method to determine the applicable holding period. Thus, if you bought shares on different days, the shares purchased first will be redeemed first for purposes of determining whether the redemption fee applies. The proceeds collected from redemption fees will be used for the benefit of existing shareholders.

If you invest in the shares of a Fund through a bank, broker-dealer, 401(k) plan, financial adviser or financial supermarket (a “Financial Intermediary”), the Financial Intermediary may, in lieu of charging the redemption fee set forth in this prospectus, enforce its own market timing policy. “Omnibus accounts” that include multiple customers of the Financial Intermediary also will be exempt from the redemption fee if the Financial Intermediary does not track and/or process redemption fees. Additionally, the transfer of shares from one retirement account to another, accounts participating in a wrap fee program, and redemptions caused by decisions of employer-sponsored retirement plans may be exempt from the redemption fee. Redemption fees may be waived for mandatory retirement withdrawals, systematic withdrawals, redemptions made to pay for various administrative fees and, at the sole discretion of the Funds’ Advisor, due to changes in an investor’s circumstances, such as death. No exceptions will be granted to persons believed by a Fund to be “market-timers.”

While each Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, omnibus accounts typically provide a Fund with a net purchase or redemption request on any given day where purchasers and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that a Fund will be able to apply the fee to such accounts in an effective manner. Consequently, the Funds may not have knowledge of the identity of investors and their transactions. Under a federal rule, the Trust is required to have an agreement with many of its intermediaries obligating the intermediaries to provide, upon the Fund’s request, information regarding the intermediaries’ customers and their transactions. However, there can be no guarantee that all excessive, short-term or other abusive trading activities will be detected, even if such an agreement is in place. Certain intermediaries, in particular retirement plan sponsors and administrators, may have less restrictive policies regarding short-term trading.

The Funds reserve the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders, or if the Fund thinks that the trading is abusive. The Funds have not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

By Mail – You may redeem any part of your account in a Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:                                    Dreman Contrarian Funds

c/o Unified Fund Services, Inc.

P.O. Box 6110

Indianapolis, Indiana 46206-6110

Overnight:	Dreman Contrarian Funds

c/o Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, Indiana 46208

Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form, less any applicable CDSC. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Funds may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within thirty (30) days of the redemption request, for redemptions of $25,000 or more, or in certain other circumstances, such as to prevent unauthorized account transfers or redemptions. Signature guarantees are for the protection of shareholders. All redemptions requiring a signature guarantee must utilize a New Technology Medallion stamp, generally available from the bank where you maintain your checking or savings account. For joint accounts, both signatures must be guaranteed. Please call Shareholder Services at 800-247-1014 if you have questions. At the discretion of the Funds or the Funds’ transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

By Telephone – You may redeem any part of your account (up to $25,000) in a Fund by calling Shareholder Services at 800-247-1014. You must first complete the optional Telephone Redemption section of the investment application or provide a signed letter of instruction with the proper signature guarantee stamp to institute this option. The Funds, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Funds or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

Additional Information – If you are not certain of the requirements for a redemption please call Shareholder Services at 800-247-1014. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Funds may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

Because the Funds incur certain fixed costs in maintaining shareholder accounts, you may, on thirty (30) days’ written notice, be required to convert your holdings of one class of shares into another class of shares, or to redeem your shares, if, due to redemptions (but excluding reductions in value due to market fluctuations), the value of your shares is less than $2,500 for Class A, Class C, or Retail Class shares, or less than $100,000 for Institutional Class shares, or such other minimum amount as a Fund may determine from time to time. You may increase the value of your shares in a class to the minimum amount within the 30-day period. An Institutional Class shareholder may elect to redeem its shares by a redemption notice to the applicable Fund within the 30-day period in order to avoid an automatic conversion. All shares of a Fund also are subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss which may have tax consequences about which you should consult your tax adviser.

DETERMINATION OF NET ASSET VALUE

The price you pay for your shares is based on a Fund’s net asset value per share (the “NAV”) for the applicable class, plus any applicable sales charge with respect to Class A shares. The NAV of each class is calculated for a Fund at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). For each class, the NAV is calculated by dividing the value of the total assets for that class (including interest and dividends accrued but not yet received) minus liabilities for that class (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after a Fund receives your order in proper form, plus any applicable sales charge or less any applicable CDSC.

Each Fund’s assets generally are valued at their market value. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the New York Stock Exchange, whichever is earlier. Portfolio securities that are listed on foreign exchanges may experience a change in value on days when shareholders will not be able to purchase or redeem shares of the Fund. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars last quoted by a major bank. If market quotations are not readily available, the security will be valued at a fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Advisor pursuant to guidelines approved by the Board of Trustees.

Good faith pricing also is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as: (i) the security’s trading has been halted or suspended; (ii) the security has been de-listed from a national exchange; (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; (iv) the security has not been traded for an extended period of time; (v) the security’s authorized pricing sources are not able or willing to provide a price; (vi) an independent price quote from two or more broker-dealers is not available; (vii) trading of the security is subject to local government-imposed restrictions; (viii) a foreign security has reached a pre-determined range of trading set by a foreign exchange (“limit up” or “limit down” price), and no trading has taken place at the limit up price or limit down price; (ix) natural disasters, armed conflicts, and significant government actions; (x) significant events that relate to a single issuer or to an entire market sector, such as significant fluctuations in domestic or foreign markets or between the current and previous days’ closing levels of one or more benchmark indices approved by the Board; (xi) the security’s sales have been infrequent or a “thin” market in the security exists; (xii) with regard to over-the-counter securities, the validity of quotations from broker-dealers appears questionable or the number of quotations indicates that there is a “thin” market in the security; and/or the Advisor is aware of any other data that calls into question the reliability of market quotations. Without good faith pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s NAV by short-term traders, or that a Fund will realize fair valuation upon the sale of a security.

Investments in other open-end registered investment companies are valued at their net asset value as reported daily by such underlying fund. The prospectuses for the underlying funds explain the circumstances under which those registered investment companies will use fair value pricing and the effects of using fair value pricing. Investments in closed-end investment companies, ETFs, and direct investments in securities are valued at market prices. Investments in such securities that are traded on a national securities exchange are generally valued at the last reported sales price or the official closing price. Securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions. Each Fund contemplates distributing as dividends each year all or substantially all of its net investment income and any net realized capital gain (the excess of net long-term capital gain over net short-term capital loss). Each Fund expects that its distributions will consist primarily of net realized capital gain.

Dividends and distributions will automatically be reinvested in additional shares of the applicable Fund, unless you request cash distributions on your application or through a written request. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends or distributions and all shares will be purchased at NAV. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of a Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as “buying a dividend.” To avoid buying a dividend, check the applicable Fund’s distribution schedule before you invest.

Taxes. In general, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Distributions attributable to short-term capital gain and net investment income will generally be taxable to you as ordinary income. Distributions attributable to net realized capital gain will generally be taxable to you as long-term capital gain, no matter how long you have owned your shares. If a Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

A portion of distributions paid by a Fund to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of a Fund’s securities lending activities, if any, by a high portfolio turnover rate, or by investments in non-U.S. corporations.

When you sell shares of a Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of a Fund for shares of a different fund of the Trust is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in a Fund.

By law, a Fund must withhold an amount equal to the fourth lowest rate of tax if you do not provide your correct taxpayer identification number (“TIN”) or certify that your TIN is correct, or if the Internal Revenue Service (the “IRS”) has notified you that you are subject to backup withholding and instructs the Fund to do so.

Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

MANAGEMENT OF THE FUNDS

Dreman Value Management, LLC, Harborside Financial Center, Plaza 10, Suite 800, Jersey City, NJ 07311, serves as investment advisor to the Funds. The Advisor was formed in 1997 as the successor firm to Dreman Value Advisors Inc., which was founded in 1977 by David N. Dreman. Mr. Dreman controls a majority interest in the Advisor, which is 100% employee-owned. The Advisor provides investment advice to separately managed accounts, insurance company separate accounts and wrap programs offered to large institutional investors and high-net worth clients. The Advisor also provides investment advisory and sub-advisory services to ten other mutual funds. As of December 31, 2009, the Advisor managed approximately $4.7 billion in assets.

For its investment advisory services to the Funds, the Advisor is paid a fee by each Fund, at the following percentages of the average daily net assets of the Fund.

Fund	Advisory Fee Rate
High Opportunity Fund	0.60%
Mid Cap Fund	0.85%
Small Cap Fund	0.85%
Over-Reaction Fund	0.75%
International Fund	1.00%

The Advisor contractually has agreed to waive its fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that each Fund’s net expenses, excluding brokerage fees and commissions, 12b-1 fees (if applicable), borrowing costs (such as dividend expenses and interest on securities sold short), taxes, any indirect expenses (such as expenses incurred by other investment companies in which a Fund may invest) and extraordinary expenses, do not exceed the following levels:

High Opportunity Fund – 1.29% for Class A, 0.99% for Class C, and 0.70% for Institutional Class

Mid Cap Fund – 1.29% for Class A, 1.20% for Class C, and 1.00% for Institutional Class

Small Cap Fund – 1.50% for Class A, 1.00% for Retail Class, and 1.00% for Institutional Class

Over-Reaction Fund – 1.29% for Class A, 1.20% for Class C, and 0.85% for Institutional Class

International Fund – 1.40% for Retail Class

The contractual agreement with respect to each Fund and class of shares is in effect through February 28, 2011. Each fee waiver or reimbursement of an expense by the Advisor is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the relevant expense limitation.

During the fiscal year ended October 31, 2009, the Advisor waived the entire amount of fees earned (i.e., did not receive any fees) from the High Opportunity Fund, the Mid Cap Fund, the Over-Reaction Fund, and the International Fund, pursuant to the contractual fee waiver/expense reimbursement agreement with each of these Funds. During the fiscal year ended October 31, 2009, the Small Cap Fund paid the Advisor fees at the rate of 0.07% of such Fund’s average daily net assets after waiver/expense reimbursement, and waived the remainder of its fee pursuant to the contractual fee waiver/expense reimbursement agreement with the Fund.

A discussion of the factors that the Board of Trustees considered in approving the International Fund’s investment advisory agreement is contained in that Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2008. A discussion of the factors that the Board of Trustees considered in approving the investment advisory agreements for the remaining Funds is contained in the Funds’ Semi-Annual Report to Shareholders for the fiscal period ended April 30, 2008.

Portfolio Managers. The investment decisions for each Fund are made by members of the Advisor’s Investment Policy Committee listed below as portfolio manager(s) for a Fund. David N. Dreman and E. Clifton Hoover, Jr. serve as portfolio managers for all of the Funds; F. James Hutchinson serves as a portfolio manager for the High Opportunity Fund and Over-Reaction Fund; Mark Roach serves as a portfolio manager for the Mid Cap Fund and the Small Cap Fund; Jason Altman services as a portfolio manager for the High Opportunity Fund and the Market Over-Reaction Fund; Mario Tufano services as a portfolio manager for the Mid Cap Fund and the Small Cap Fund; and Wesley Wright serves as a portfolio manager for the International Value Fund. As portfolio managers, these members are primarily responsible for the day-to-day management of the Fund(s) which they manage, except that David N. Dreman has ultimate authority with respect to each Fund’s investment decisions.

David N. Dreman (Portfolio Manager – All Funds). Mr. Dreman serves as Chairman and Chief Investment Officer of the Advisor. As Chairman of the Advisor’s Investment Policy Committee, Mr. Dreman will make the final determination with respect to all investment decisions for the Funds. Mr. Dreman began his investment career in 1957. He is one of the pioneers of contrarian value investing, a disciplined, low P/E approach to stock selection that the Advisor has been applying without style drift for over 20 years.

E. Clifton Hoover, Jr. (Portfolio Manager – All Funds). Mr. Hoover joined the Advisor in December 2006, and currently serves as Managing Director and Co-Chief Investment Officer. He also serves as a portfolio manager of the Advisor’s large cap value portfolios. Mr. Hoover has over 20 years of investment experience managing portfolios for both large and small-sized companies. Prior to joining the Advisor, Mr. Hoover was a managing director and portfolio manager of NFJ Investment Group, where he oversaw several large and small cap portfolios. In addition, he handled consultant relationship building and retail channel support. Mr. Hoover joined NFJ Investment Group in 1997. From 1992 to 1997, he served as vice president-corporate finance at Credit Lyonnais, where he was responsible for the financial analysis and client servicing of a $5 billion diversified corporate portfolio. Prior to that time, Mr. Hoover spent two years as a financial analyst for Citibank, and five years as a credit analyst/corporate loan officer for RepublicBank (now Bank of America). Mr. Hoover graduated with a Master’s in Finance from Texas Tech University in 1985.

F. James Hutchinson (Portfolio Manager – High Opportunity Fund and Over-Reaction Fund). Mr. Hutchinson is an Executive Vice President and Managing Director of the Advisor. Mr. Hutchinson is also the Co-Portfolio Manager of the DWS Dreman High Return Equity Fund and the DWS Dreman Concentrated Value Fund. Prior to joining the Advisor in August 2000, Mr. Hutchinson had over 30 years experience in finance and trust/investment management experience with The Bank of New York. In addition to several senior corporate banking assignments, Mr. Hutchinson was elected president of The Bank of New York (Delaware) in 1987 and president of The Bank of New York – NJ in 1995. In his role as Executive Vice President and Managing Director of the Advisor, Mr. Hutchinson is responsible for marketing and administration, and is a member of the Advisor’s Investment Policy Committee. Mr. Hutchinson graduated from Moravian College with a B.A. in Economics and has done graduate work at Pace University in New York.

Mark Roach (Portfolio Manager – Mid Cap Fund and Small Cap Fund). Mr. Roach joined the Advisor in November 2006, and currently serves as a Managing Director of the Advisor. Prior to joining the Advisor, Mr. Roach was a portfolio manager at Vaughan Nelson Investment Management (“Vaughan Nelson”), where he managed equity portfolios using strategies similar to those used by the Advisor to manage the Mid Cap Fund and the Small Cap Fund. From 2002 through 2006, Mr. Roach managed a small cap portfolio at Vaughan Nelson which had assets of over $1.5 billion when he left in 2006. In addition, from April 2006 through his departure from Vaughan Nelson, Mr. Roach also managed a mid cap portfolio with assets of approximately $770 million. Prior to joining Vaughan Nelson, Mr. Roach served as a security analyst for various institutions including 5th 3rd Bank, Lynch, Jones & Ryan and USAA, from 1997 to 2001. He has an MBA from the University of Chicago’s Graduate School of Business and a Bachelor’s degree from the Baldwin Wallace College.

Jason Altman (Portfolio Manager – High Opportunity Fund and Market Over-Reaction Fund). Mr. Altman joined the Advisor in 20904 as a securities analyst. He is responsible for research of new investment ideas as well as current portfolio holdings for the firm’s Large Cap Value products. In addition he performs analysis for the Advisor’s Closed End product. Prior to joining the Advisor, he was a Research Associate at Morgan Stanley Investment Management, covering the Consumer Staples sector. Mr. Altman holds the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts (NYSAA). Mr. Altman received his Bachlor of Science degree from Carnegie Mellon University in 1999 with a double major in Economics and Business  Administration. He then pursued his Masters at Carnegie Mellon University’s Heinz College, receiving his Master of Science Degree in Public Policy and Management with a concentration in Financial Management and Analysis.

Mario Tufano, CFA (Portfolio Manager – Mid Cap Fund and Small Cap Fund). Mr. Tufano joined the Advisor in 2007 as a senior securities analyst. He is responsible for research of new investment ideas as well as current portfolio holdings for the firm’s Small and Mid Cap Value products. Prior to joining the Advisor, he was an Associate Director and Equity Analyst at UBS Investment Bank covering the Consumer Staples and Discretionary sectors. Mr. Tufano holds the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts (NYSAA). Mr. Tufano received his Bachelor of Science degree from Pennsylvania State University in 2002 with a major in Finance and a minor in Management Information Systems.

Wesley Wright (Portfolio Manager – International Value Fund). Mr. Wright joined the Advisor in 2008 as a Securities Analyst. He is responsible for the research of new investment ideas as well as current portfolio holdings for the firm’s International Value and All Cap Value products. Prior to joining the Advisor, Mr. Wright worked as an Equity Analyst at Hillcrest Asset Management, where he was responsible for conducting securities analyses as well as researching and presenting recommendations for the firm’s various portfolios. Mr. Wright began his career working for the Central Intelligence Agency (CIA) as an International Project Manager in 2004. He was responsible for managing both engineering and construction projects, from inception through completion, on U.S. Government Facilities worldwide. Mr. Wright earned his Bachelor of Science degree from Texas A&M University in 2003 and earned his MBA from the SMU Cox School of Business in 2008.

The Funds’ Statement of Additional Information provides the following additional information: (i) the portfolio managers’ compensation structure, (ii) a description of other accounts managed by each portfolio manager, and (iii) ownership of shares of the Funds held by each portfolio manager.

If you invest in a Fund through an investment adviser, bank, broker-dealer, 401(k) plan, trust company or other financial intermediary, the policies and fees for transacting business may be different than those described in this prospectus. Some financial intermediaries may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Some financial intermediaries do not charge a direct transaction fee, but instead charge a fee for services such as sub-transfer agency, accounting and/or shareholder services that the financial intermediary provides on a Fund’s behalf. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on the Funds or their respective shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

The fees for these services may be based on the number of accounts or may be a percentage of the average value of the relevant Fund’s shareholder accounts for which the financial intermediary provides services. A Fund may pay a portion of this fee, which is intended to compensate the financial intermediary for providing the same services that would otherwise be provided by the Fund’s transfer agent or other service providers if the shares were purchased directly from the Fund. To the extent that these fees are not paid by a Fund, the Advisor may pay a fee to financial intermediaries for such services.

To the extent that the Advisor pays a fee to a financial intermediary for distribution or shareholder servicing, the Advisor may consider a number of factors in determining the amount of payment associated with such services, including the amount of sales, assets invested in a Fund and the nature of the services provided by the financial intermediary. Although neither the Funds nor the Advisor pays for the Funds to be included in a financial intermediary’s “preferred list” or other promotional program, some financial intermediaries that receive compensation as described above may have such programs in which the Funds may be included. Financial intermediaries that receive these types of payments may have a conflict of interest in recommending or selling a Fund’s shares rather than other mutual funds, particularly where such payments exceed those associated with other funds. Each Fund may from time to time purchase securities issued by financial intermediaries that provide such services; however, in selecting investments for a Fund, no preference will be shown for such securities.

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages will help you understand the financial performance for each Fund, including its Predecessor Fund, if applicable, for the periods shown. Certain information reflects the financial performance of a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Fund, assuming all dividends and distributions were reinvested. The information for the periods shown has been audited by Cohen Fund Audit Services, Ltd., the Trust’s (and the Predecessor Funds’) Independent Registered Public Accounting Firm, whose report, along with each Fund’s financial statements, are included in the Annual Report to Shareholders and are incorporated by reference in the Statement of Additional Information, both of which are available free of charge upon request.

Dreman Contrarian Funds
Financial Highlights
(For a share outstanding throughout each period)

	Dreman Contrarian Large Cap Value Fund, Institutional Class

	For the Years ended October 31,

	2009		2008		2007		2006		2005

Selected Per Share Data
Net asset value, beginning of period	$ 7.33		$ 14.34		$ 13.90		$ 12.35		$ 11.03

Income from investment operations
Net investment income (loss)	0.10	(a)	0.19		0.22		0.17		0.16
Net realized and unrealized gain (loss)	0.90		(6.30)		1.09		1.87		1.39
Total from investment operations	1.00		(6.11)		1.31		2.04		1.55

Less distributions to Shareholders:
From net investment income	(0.09)		(0.23)		(0.18)		(0.17)		(0.15)
From net realized gain	-		(0.67)		(0.70)		(0.32)		(0.08)
Total distributions	(0.09)		(0.90)		(0.88)		(0.49)		(0.23)

Paid in capital from redemption fees	-	(b)	-	(b)	0.01		-	(b)	-	(b)

Net asset value, end of period	$ 8.24		$ 7.33		$ 14.34		$ 13.90		$ 12.35

Total Return (c)	13.96%		-45.17%		9.81%		17.02%		14.10%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 50,865		$ 4,716		$ 9,381		$ 8,502		$ 6,227
Ratio of expenses to average net assets	0.81%	(d) (e)	1.30%	(f)	1.30%	(f)	1.30%	(f)	1.30%	(f)
Ratio of expenses to average net assets before
waiver & reimbursement by Advisor	1.85%		3.19%		2.47%		2.73%		2.43%
Ratio of net investment income to
average net assets	1.36%	(e)	1.66%	(f)	1.56%	(f)	1.41%	(f)	1.35%	(f)
Ratio of net investment income (loss) to
average net assets before waiver &
reimbursement by Advisor	0.32%		(0.24)%		0.39%		(0.02)%		0.22%
Portfolio turnover rate	39.48%		32.62%		24.65%		20.38%		13.07%

(a) Per share amount has been calculated using the average shares method.
(b) Redemption fees resulted in less than $0.005 per share in each period.
(c) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Effective June 1, 2009, the Advisor agreed to waive fees to maintain Fund expenses at 0.70%. Prior to that date, the expense cap was 1.30%.
(e) The 12b-1 plan was eliminated effective June 1, 2009. The Advisor is not contractually obligated to reimburse 12b-1 expenses.
Accordingly, if the Advisor had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.04%
higher and each net investment income ratio would have been 0.04% lower.
(f) The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, if the Advisor had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.25% higher and each net investment income ratio would have been 0.25% lower.

Dreman Contrarian Funds
Financial Highlights
(For a share outstanding throughout each period)

	Dreman Contrarian Mid Cap Value Fund, Institutional Class

	For the Years ended October 31,

	2009		2008		2007		2006		2005

Selected Per Share Data
Net asset value, beginning of period	$ 7.22		$ 14.03		$ 12.97		$ 12.66		$ 10.68

Income from investment operations
Net investment income	0.15	(a)	0.12		0.06		0.07		0.01
Net realized and unrealized gain (loss)	1.68		(5.31)	(b)	1.84		2.05		2.16
Total from investment operations	1.83		(5.19)		1.90		2.12		2.17

Less distributions to Shareholders:
From net investment income	(0.12)		(0.08)		(0.06)		(0.03)		(0.01)
From net realized gain	-		(1.56)		(0.79)		(1.78)		(0.18)
Total distributions	(0.12)		(1.64)		(0.85)		(1.81)		(0.19)

Paid in capital from redemption fees	-	(c)	0.02		0.01		-	(c)	-	(c)

Net asset value, end of period	$ 8.93		$ 7.22		$ 14.03		$ 12.97		$ 12.66

Total Return (d)	25.87%		-41.24%	(b)	15.37%		18.59%		20.52%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 737		$ 1,279		$ 2,605		$ 1,732		$ 1,118
Ratio of expenses to average net assets	1.22%	(e) (f)	1.40%	(g)	1.40%	(g)	1.40%	(g)	1.40%	(g)
Ratio of expenses to average net assets before
waiver & reimbursement by Advisor	8.12%		8.08%		6.42%		9.37%		11.46%
Ratio of net investment income to
average net assets	1.96%	(f)	0.97%	(g)	0.46%	(g)	0.57%	(g)	0.06%	(g)
Ratio of net investment income (loss) to
average net assets before waiver &
reimbursement by Advisor	(4.94)%		(5.72)%		(4.56)%		(7.40)%		(10.00)%
Portfolio turnover rate	68.94%		52.45%		101.11%		52.48%		132.04%

(a) Per share amount has been calculated using the average shares method.
(b) Reimbursement of loss on investment violation is reflected. Had this loss not been reimbursed, the Fund's NAV would have been $0.03 lower and the total return for the year would have been -42.29%
(c) Redemption fees resulted in less than $0.005 per share in each period.
(d) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e) Effective June 1, 2009, the Advisor agreed to waive fees to maintain Fund expenses at 1.00%. Prior to that date, the expense cap was 1.40%.
(f) The 12b-1 plan was eliminated effective June 1, 2009. The Advisor is not contractually obligated to reimburse 12b-1 expenses.
Accordingly, if the Advisor had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.14%
higher and each net investment income ratio would have been 0.14% lower.
(g) The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, if the Advisor had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.25% higher and each net investment income ratio would have been 0.25% lower.

Dreman Contrarian Funds
Financial Highlights
(For a share outstanding throughout each period)

	Dreman Contrarian Small Cap Value Fund, Retail Class

	For the Years ended October 31,

	2009		2008		2007		2006		2005

Selected Per Share Data
Net asset value, beginning of period	$ 13.51		$ 18.83		$ 16.83		$ 12.98		$ 11.48

Income from investment operations
Net investment income (loss)	0.07		0.03		0.02		0.05		0.04
Net realized and unrealized gain (loss)	2.12		(5.34)		1.99		3.85		1.69
Total from investment operations	2.19		(5.31)		2.01		3.90		1.73

Less distributions to Shareholders:
From net investment income	(0.06)		(0.03)		(0.04)		(0.06)		(0.02)
From net realized gain	(0.06)		-		-		-		(0.21)
Total distributions	(0.12)		(0.03)		(0.04)		(0.06)		(0.23)

Paid in capital from redemption fees	0.01		0.02		0.03		0.01		-	(a)

Net asset value, end of period	15.59		$ 13.51		$ 18.83		$ 16.83		$ 12.98

Total Return (b)	16.51%		-28.14%		12.16%		30.20%		15.10%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 72,442		$ 46,298		$ 41,374		$ 14,284		$ 3,366
Ratio of expenses to average net assets	1.38%	(c) (d)	1.50%	(e)	1.50%	(e)	1.50%	(e)	1.50%	(e)
Ratio of expenses to average net assets
before waiver & recoupment by Advisor	2.18%		1.70%		1.77%		3.49%		7.40%
Ratio of net investment income to
average net assets	0.54%	(d)	0.25%	(e)	0.18%	(e)	0.28%	(e)	0.45%	(e)
Ratio of net investment income to average
net assets before waiver & recoupment by
by Advisor	(0.26)%		0.05%		(0.09)%		(1.71)%		(5.45)%
Portfolio turnover rate	80.75%		46.95%		83.39%		77.43%		84.72%

(a) Redemption fees resulted in less than $0.005 per share in the period.
(b) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Effective June 1, 2009, the Advisor agreed to waive fees to maintain Fund expenses (excluding 12b-1 expenses) at 1.00%. Prior to that date, the expense cap was 1.50%.
(d) Effective June 1, 2009, the Advisor discontinued the voluntary waiver of 12b-1 fees. Accordingly, if the Advisor had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.12% higher and each net investment income ratio would have been 0.12% lower.
(e) The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, if the Advisor had not voluntarily waived these expenses each expense ratio would have been 0.25% higher and each net investment income (loss) ratio would have been 0.25% lower.

Dreman Contrarian Funds
Financial Highlights
(For a share outstanding throughout each period)

	Dreman Contrarian Small Cap Value Fund, Institutional Class

	For the Years ended October 31,			For the
				Period ended
	2009		2008	October 31, 2007	(a)

Selected Per Share Data
Net asset value, beginning of period	$ 13.55		$ 18.86	$ 18.24

Income from investment operations
Net investment income	0.10	(b)	0.07	-	(c)
Net realized and unrealized gain (loss)	1.94		(5.35)	0.62
Total from investment operations	2.04		(5.28)	0.62

Less distributions to Shareholders:
From net investment income	(0.06)		(0.03)	-
From net realized gain	(0.06)		-	-
Total distributions	(0.12)		(0.03)	-

Net asset value, end of period	15.47		$ 13.55	$ 18.86

Total Return (d)	15.27%		-28.05%	3.40%	(f)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 15,309		4,253	756
Ratio of expenses to average net assets	1.09%	(e)	1.25%	1.25%	(g)
Ratio of expenses to average net assets before
waiver & reimbursement by Advisor	2.06%		1.45%	1.70%	(g)
Ratio of net investment income to
average net assets	0.74%		0.50%	(0.36)%	(g)
Ratio of net investment income (loss) to
average net assets before waiver &
reimbursement by Advisor	(0.23)%		0.30%	(0.81)%	(g)
Portfolio turnover rate	80.75%		46.95%	83.39%

(a) For the period August 22, 2007 (commencement of operations) to October 31, 2007.
(b) Per share amount has been calculated using the average shares method.
(c) Net investment (loss) resulted in less than $0.005 per share in the period.
(d) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e) Effective June 1, 2009, the Advisor agreed to waive fees to maintain Fund expenses at 1.00%. Prior to that date, the expense cap was 1.25%.
(f) Not annualized.
(g) Annualized.

Dreman Contrarian Funds
Financial Highlights
(For a share outstanding throughout each period)

	Dreman Market Over-Reaction Fund, Institutional Class

	For the Years ended October 31,				For the
					Period ended
	2009		2008		October 31, 2007	(a)

Selected Per Share Data
Net asset value, beginning of period	$ 5.66		$ 10.99		$ 10.00

Income from investment operations
Net investment income	0.12	(b)	0.10	(b)	0.04
Net realized and unrealized gain (loss)	2.21		(5.11)		0.95
Total from investment operations	2.33		(5.01)		0.99

Less distributions to Shareholders:
From net investment income	(0.07)		(0.07)		-
From net realized gain	-		(0.25)		-
Total distributions	(0.07)		(0.32)		-

Paid in capital from redemption fees	-		-		-	(c)

Net asset value, end of period	$ 7.92		$ 5.66		$ 10.99

Total Return (d)	41.67%		-46.85%		9.90%	(h)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 7,115		$ 663		$ 796
Ratio of expenses to average net assets	0.93%	(e) (f)	1.55%	(g)	1.55%	(g) (i)
Ratio of expenses to average net assets before
waiver & reimbursement by Advisor	4.16%		19.83%		21.91%	(i)
Ratio of net investment income to
average net assets	1.67%	(f)	1.10%	(g)	0.82%	(g) (i)
Ratio of net investment income (loss) to
average net assets before waiver &	(1.56)%		(17.18)%		(19.54)%	(i)
reimbursement by Advisor
Portfolio turnover rate	103.93%		118.25%		77.29%

(a) For the period April 3, 2007 (commencement of operations) to October 31, 2007.
(b) Per share amount has been calculated using the average shares method.
(c) Redemption fees resulted in less than $0.005 per share.
(d) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e) Effective June 1, 2009, the Advisor agreed to waive fees to maintain Fund expenses at 0.85%. Prior to that date, the expense cap was 1.55%.
(f) The 12b-1 plan was eliminated effective June 1, 2009. The Advisor is not contractually obligated to reimburse 12b-1 expenses.
Accordingly, if the Advisor had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.03%
higher and each net investment income ratio would have been 0.03% lower.
(g) The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, if the Advisor had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.25% higher and each net investment income ratio would have been 0.25% lower.
(h) Not annualized.
(i) Annualized.

Dreman Contrarian Funds
Financial Highlights
(For a share outstanding throughout each period)

	Dreman Contrarian International Value Fund
	For the		For the
	Year ended		Period ended
	October 31, 2009		October 31, 2008	(a)

Selected Per Share Data
Net asset value, beginning of period	$ 8.85		$ 10.00

Income from investment operations
Net investment income	0.23	(b)	-	(c)
Net realized and unrealized gain (loss)	4.82		(1.15)
Total from investment operations	5.05		(1.15)

Net asset value, end of period	$ 13.90		$ 8.85

Total Return (d)	57.06%		-11.50%	(e)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 162		$ 88
Ratio of expenses to average net assets (g)	1.40%		1.40%	(f)
Ratio of expenses to average net assets before
waiver & reimbursement by Advisor	69.84%		268.58%	(f)
Ratio of net investment income to
average net assets (g)	2.16%		(0.27)%	(f)
Ratio of net investment income (loss) to
average net assets before waiver &	(66.28)%		(267.45)%	(f)
reimbursement by Advisor
Portfolio turnover rate	229.54%		5.54%

(a) For the period October 15, 2008 (commencement of operations) to October 31, 2008.
(b) Per share amount has been calculated using the average shares method.
(c) Net investment income amounted to less than $0.005 per share.
(d) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e) Not annualized.
(f) Annualized.
(g) The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, if the Advisor had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.25% higher and each net investment income ratio would have been 0.25% lower.

FOR MORE INFORMATION

You can find additional information about the Trust in the following documents:

Annual and Semi-Annual Reports: While the prospectus describes the Funds’ potential investments, the Annual and Semi-Annual Reports detail the Funds’ actual investments as of their report dates. The reports include a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period.

Statement of Additional Information (“SAI”): The SAI supplements the prospectus and contains detailed information about each Fund and its investment restrictions, risks and policies and operations, including the Funds’ policies and procedures relating to the disclosure of portfolio holdings by the Funds’ affiliates. A current SAI for the Funds is on file with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated into this prospectus by reference, which means it is considered part of this prospectus.

How to Obtain Copies of Other Fund Documents

You can obtain free copies of the current SAI and the Funds’ Annual and Semi-Annual Reports, and request other information about a Fund or make shareholder inquiries, in any of the following ways:

By Telephone:	Call Shareholder Services at 800-247-1014

U.S. Mail:	Dreman Contrarian Funds

c/o Unified Fund Services, Inc.

P.O. Box 6110

Indianapolis, Indiana 46206-6110

As of the date of this prospectus, the Funds do not have an Internet website and, therefore, the Funds’ SAI, Annual and Semi-Annual Reports are not available through such means.

You may review and copy information about the Funds (including the SAI and other reports) at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

(Investment Company Act File No. 811-22118)